MASSMUTUAL PREMIER FUNDS
MassMutual Premier Balanced Fund
MassMutual Premier Disciplined Value Fund
MassMutual Premier Disciplined Growth Fund
Supplement dated September 24, 2020 to the
Prospectus dated February 1, 2020
This supplement provides new and additional information beyond that contained in the Prospectus and any previous supplements. It should be retained and read in conjunction with the Prospectus and any previous supplements.
Effective on or about November 18, 2020, Invesco Advisers, Inc. (“Invesco”) will replace Barings LLC (“Barings”) as subadviser of the MassMutual Premier Balanced Fund (“Balanced Fund”). Invesco Capital Management LLC (“ICM”) will serve as sub-subadviser of the Fund.
Effective on or about November 18, 2020, Wellington Management Company LLP (“Wellington Management”) will replace Barings as subadviser of the MassMutual Premier Disciplined Value Fund (“Disciplined Value Fund”).
Effective on or about November 18, 2020, Wellington Management will replace Barings as subadviser of the MassMutual Premier Disciplined Growth Fund (“Disciplined Growth Fund”).
Effective on or about November 18, 2020, the following information replaces the information for the Balanced Fund found in the section titled Investment Objective on page 38:
The Fund seeks a high total return.
Effective on or about November 18, 2020, the following information replaces the information for the Balanced Fund found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance beginning on page 38:
The Fund seeks its investment objective by investing across different asset classes (U.S. equity securities and fixed income securities) each represented by a different segment of the Fund’s portfolio. Under normal market conditions, the Fund’s subadviser, Invesco Advisers, Inc., and sub-subadviser, Invesco Capital Management LLC (together with Invesco Advisers, Inc., “Invesco”), expect that 55%-75% of the Fund’s net assets will be invested in U.S. equity securities (the “U.S. Equity Segment”) and 25%-45% of the Fund’s net assets will be invested in fixed income securities (the “Bond Segment”) that meet certain environmental, social, and governance (“ESG”) criteria as described below. The Fund will target a long term strategic allocation of 65% to the U.S. Equity Segment and 35% to the Bond Segment. Invesco will periodically rebalance the portfolio back to these strategic weights. The Fund may at times have significant exposure to one or more industries or sectors. The Fund may hold a portion of its assets in cash or cash equivalents.
Using an indexing strategy, Invesco generally will invest at least 80% of the Fund’s assets allocated to the U.S. Equity Segment in the equity securities of companies included within the Invesco US Multi-Factor ESG 150 Index* (the “Invesco Index”). Invesco Indexing LLC, an affiliate of Invesco, serves as the index provider for the Invesco Index.
The Invesco Index employs a factor-based model and is designed to select equity securities of U.S. large- and mid-capitalization companies that meet high ESG standards. The Invesco Index includes constituents of the Invesco Indexing Investable Universe (the “Investable Universe”) that are designated as U.S. large- or mid-capitalization securities in accordance with the Investable Universe methodology. Each eligible security is categorized by sector and assigned a score using a system established by Sustainalytics US Inc. (“Sustainalytics”), a third-party research provider that measures the strength of each pillar of ESG practices (the “ESG Score”). The top 75% of companies based on their ESG Scores within each sector, excluding those in the tobacco, aerospace, coal, and pipeline industries, those in the bottom 10% by overall ESG Score, or those with a detrimental score for controversies, remain eligible for inclusion in the Invesco Index. Those remaining eligible securities are assigned a factor-based model score (the “Model Score”), which is computed by equal risk weighting the following individual factor scores:
Quality. A company’s quality factor score is based on an equally-weighted composite of three metrics: management quality (measured by the average quarterly percentage change in shares outstanding over the previous three years), earnings quality (measured by dividing the most recent year’s operating cash flow by the most recent year’s earnings), and operating quality (measured by dividing the most recent year’s aggregate gross income by the most recent year’s average total assets).
Value. A company’s value factor score is based on an equally-weighted composite of free cash flow yield, earnings yield, and book value of equity yield generally and for banks is based on earnings yield and book value of equity yield and for real estate companies is based on earnings yield, book value of equity yield, and funds from operations yield. Free cash flow yield, funds from operations yield, and earnings yield are measured over the previous year while book value yield is based on the most recent financial statement.
Price Momentum. A company’s price momentum factor score is based on the average monthly total return over the past nine months, excluding the most recent month, divided by the standard error of those total returns.
Low Volatility. A company’s low volatility factor score is based on the standard deviation of monthly total returns to a company’s stock price for the most recent 36-month period.
The top 150 securities based on their Model Scores are included in the Invesco Index. Invesco Index constituents generally are weighted based on their market capitalizations and Model Scores. These weights are adjusted to ensure that each constituent and the Invesco Index as a whole satisfy certain constraints with respect to sector exposure, maximum security weights, and minimum security weights, as compared to a float-adjusted, market-capitalization weighted benchmark comprised of all of the U.S. large- or mid-capitalization securities of the Investable Universe. The Invesco Index is rebalanced effective the third Friday in June and December. In addition, Invesco Index maintenance is performed effective the third Friday in March and September, during which constituents may be removed if they are no longer constituents of the Investable Universe, are within the bottom 10% by ESG Score, or have a detrimental score for controversies. The U.S. Equity Segment is rebalanced and maintained in accordance with the Invesco Index, meaning that it will buy and sell securities in response to changes in the Invesco Index.
Although the U.S. Equity Segment generally will invest in substantially all of the securities comprising the Invesco Index in proportion to their weightings in the Invesco Index, under various circumstances it may not be possible or practicable to purchase all of those securities in those same weightings. In those circumstances, the U.S. Equity Segment may hold cash or purchase a sample of the securities in the Invesco Index. When it relies on a “sampling” methodology, Invesco uses quantitative analysis to select securities from the Invesco Index universe to obtain a representative sample of securities that has, overall, investment characteristics similar to the Invesco Index in terms of key risk factors, performance attributes, and other characteristics such as industry weightings, market capitalization, return variability, earnings valuation, yield, and other financial characteristics of securities. When employing a sampling methodology, Invesco bases the number of the holdings in the U.S. Equity Segment on a number of factors, including asset size of the U.S. Equity Segment, and generally expects the U.S. Equity Segment to hold fewer than the total number of securities in the Invesco Index. However, Invesco reserves the right to invest in as many securities as it believes necessary to achieve the Fund’s investment objective. The U.S. Equity Segment may invest in common stocks, preferred stocks, exchange-traded funds (“ETFs”), or other equity securities. The U.S. Equity Segment may use futures contracts, a type of derivative, to seek performance that corresponds to the Invesco Index and/or to manage cash flows. Use of futures contracts by the U.S. Equity Segment may create investment leverage.
Fixed income securities in which the Bond Segment invests primarily include U.S. dollar-denominated debt securities that are rated investment grade at the time of purchase, meaning that they will be rated Baa3 or higher by Moody’s, BBB- or higher by Standard & Poor’s or the equivalent by any NRSRO. Debt securities in which the Bond Segment invests may include domestic and foreign corporate debt obligations, domestic and foreign government debt obligations, including U.S. Government securities, mortgage-related securities, asset-backed securities, and other debt obligations. The Bond Segment may also invest in unrated securities in which case Invesco may internally assign ratings to certain of those securities, after assessing their credit quality, in investment grade categories similar to those of NRSROs. There can be no assurance, nor is it intended, that Invesco’s credit analysis is consistent or comparable with the credit analysis process used by an NRSRO. In the event that a security receives different ratings from different NRSROs, the Bond Segment will treat the security as being rated in the highest rating category received from an NRSRO. The

Bond Segment may invest in illiquid or thinly traded securities. The Bond Segment may also invest in securities that are subject to resale restrictions such as those contained in Rule 144A. The Bond Segment may invest up to 5% its assets in securities below investment grade (“junk” or “high yield” bonds), including securities in default. In the event that a security is downgraded after its purchase by the Bond Segment, the Bond Segment may continue to hold the security if Invesco considers that doing so would be consistent with the Fund’s investment objective. The Bond Segment may also enter into dollar roll transactions.
The Bond Segment may invest a portion of its assets in foreign debt securities, including securities issued by foreign governments or companies in both developed and emerging markets. The Bond Segment may not invest more than 20% of its net assets in foreign debt securities.
The Bond Segment has no limitations on the range of maturities of the debt securities in which it can invest and may hold securities with short-, medium-, or long-term maturities. The maturity of a security differs from its effective duration, which attempts to measure the expected volatility of a security’s price to interest rate changes. The Bond Segment may but will not necessarily engage in treasury futures contracts in order to seek to enhance the Fund’s investment return or to try to manage investment risks. Use of treasury futures contracts by the Bond Segment may create investment leverage.
Invesco selects investments for the Bond Segment based on its analysis of opportunities and risks of various fixed income securities and market sectors by focusing on business cycle analysis and relative values between corporate and government sectors. The Bond Segment mainly seeks income earnings on its investments plus capital appreciation that may arise from decreases in interest rates, from improving credit fundamentals for a particular sector or security, or from other investment techniques. Invesco may sell securities that it believes no longer meet the above criteria.
Additionally, as part of the credit selection and portfolio construction process, Invesco employs a proprietary framework for evaluating each issuer based on ESG criteria that, with respect to the Bond Segment, it has determined to be important in the investment selection process. Invesco has developed an ESG risk evaluation that is integrated into its core fundamental credit research process. As part of this process, corporate and government issuers are evaluated and assigned an overall ESG score based on separate “E,” “S,” and “G” factor scores, which are derived using a proprietary scoring system that involves a quantitative and qualitative assessment of “E,” S,” and “G” factors. As part of this research process, Invesco may use third-party ESG ratings, company reporting, and engagement with management. If an issuer is determined by Invesco to have an overall ESG score that meets the applicable threshold that Invesco has established for that type of issuer, securities issued by it will be considered as a potential investment for the Bond Segment.
The ESG evaluation process for the Bond Segment also includes some exclusionary screening criteria which are intended to avoid investing in companies that are non-compliant with the UN Global Compact as well as companies that derive a significant portion of their revenue from: tobacco product manufacturing or distribution; extraction of fossil fuels from oil sands; mining or distribution of thermal coal; alcohol manufacturing or distribution; military contracting; manufacture of small arms including civilian firearms; provision of gambling products or services; or the provision of adult entertainment products or services. Additionally, companies involved in the following at any threshold are excluded: manufacture of nonconventional weapons including landmines and cluster munitions; or manufacture of nuclear, biological, or chemical weapons.
Invesco will monitor the “E,” “S,” and “G” factors of the Bond Segment’s holdings. If Invesco determines that a security’s overall ESG score has ceased to meet its threshold for inclusion in the Bond Segment, Invesco may sell that security, provided it can do so in an orderly manner given then-prevailing market conditions.
The Fund expects that it will engage in active and frequent trading and so will typically have a relatively high portfolio turnover rate.

*
The “Invesco US Multi-Factor ESG 150 Index” and “Invesco Indexing” are the property of Invesco Indexing LLC and have been licensed for use by Invesco Capital Management LLC (“ICM”).

The shares (“Shares”) of the Fund (the “Product”) are not sponsored, endorsed, sold, or promoted by Invesco Indexing LLC (“Licensor”). Licensor makes no representation or warranty, express or implied, to the owners of the Shares or any member of the public regarding the advisability of investing in securities generally or in the Shares particularly or the ability of the Invesco US Multi-Factor ESG 150 Index to track general stock market performance. Licensor is an affiliate of ICM and Invesco and its relationship to ICM and Invesco includes the licensing of certain trademarks and trade names of Licensor and of the Invesco US Multi-Factor ESG 150 Index which is determined, composed, and calculated by Licensor without regard to ICM, Invesco, the Product, or the Shares. Licensor has no obligation to take the needs of the Licensee or the owners of the Shares into consideration in determining, composing, or calculating the Invesco US Multi-Factor ESG 150 Index. Licensor is not responsible for and has not participated in any determination or calculation made with respect to issuance or redemption of the Shares. Licensor has no obligation or liability in connection with the administration, marketing, or trading of the Shares.
Licensor does not guarantee the accuracy and/or the completeness of the Invesco US Multi-Factor ESG 150 Index and/or any data included therein. Licensor makes no warranty, express or implied, as to results to be obtained by ICM, Invesco, the Product, or any owner of the Shares, or any other person or entity from the use of the Invesco US Multi-Factor ESG 150 Index or any data included therein in connection with the rights licensed hereunder or for any other use.
Licensor makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the Invesco US Multi-Factor ESG 150 Index or any data included therein. Without limiting any of the foregoing, in no event shall Licensor have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.
Effective on or about November 18, 2020, the paragraphs labeled “Bank Loans Risk,” “Convertible Securities Risk,” “Growth Company Risk,” “Quantitative Models Risk,” “Repurchase Agreement Risk,” “Sovereign Debt Obligations Risk,” and “Value Company Risk” under the heading Principal Risks in the section titled Investments, Risks, and Performance beginning on page 40 are hereby deleted in full for the Balanced Fund.
Effective on or about November 18, 2020, the following information supplements the information for the Balanced Fund found under the heading Principal Risks in the section titled Investments, Risks, and Performance beginning on page 40:
ESG Risk Because the Invesco Index and the Bond Segment use ESG factors to assess and exclude certain investments for non-financial reasons, the Fund may forego some market opportunities available to funds that do not use these factors. The securities of companies with favorable ESG scores may underperform similar companies that do not score as well or may underperform the stock market as a whole. As a result, the Fund may underperform funds that do not screen or score companies based on ESG factors or funds that use a different ESG methodology. Information used to evaluate such ESG factors may not be readily available, complete, or accurate, which could negatively impact the Fund’s performance. In addition, a company’s ESG score may differ from that assigned by other funds or an investor. As a result, the companies deemed eligible for inclusion in the Fund’s portfolio may not reflect the beliefs or values of any particular investor and may not be deemed to exhibit positive or favorable ESG characteristics if different metrics were used to evaluate them.
Indexing Risk The U.S. Equity Segment’s performance may not track the performance of the Invesco Index due to a number of factors, including fees and expenses of the Fund, the Fund’s cash positions, and differences between securities held by the Fund and the securities comprising the Invesco Index resulting from legal restrictions, costs, or liquidity constraints, especially during times when a sampling methodology is used.
Passive Management Risk With an indexing strategy, there is no attempt to seek returns in excess of a benchmark index, to use defensive strategies, or to reduce the effects of any long-term poor investment performance. Therefore, with respect to the U.S. Equity Segment, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Invesco Index, even if that security generally is underperforming.
Effective on or about November 18, 2020, the following information replaces the paragraph labeled “Dollar Roll and Reverse Repurchase Agreement Transaction Risk” for the Balanced Fund found under the heading Principal Risks in the section titled Investments, Risks, and Performance on page 42:
Dollar Roll Risk Dollar roll transactions generally create leverage and subject the Fund to the credit risk of the counterparty.

Effective on or about November 18, 2020 the following information replaces similar information for the Balanced Fund found under the heading Performance Information in the section titled Investments, Risks, and Performance on page 44:
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class R5 shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and three additional indexes, including an index that provides a comparison relevant to the Fund’s allocation to fixed income investments (Bloomberg Barclays U.S. Aggregate Bond Index), an index of funds with similar investment objectives (Lipper Balanced Fund Index), and a hypothetical custom index which comprises the S&P 500 (65%) and Bloomberg Barclays U.S. Aggregate Bond (35%) Indexes (Custom Balanced Index). The Fund’s investment objective and investment strategy changed on or about November 18, 2020. The performance results shown below would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented. Performance for Class I, Class R4, and Class R3 shares of the Fund for periods prior to their inception date (04/01/14) is based on the performance of Class R5 shares, adjusted for Class R4 and Class R3 shares to reflect Class R4 and Class R3 expenses, respectively. Performance for Class A shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.
Effective on or about November 18, 2020, the following information replaces similar information for the Balanced Fund found under the heading Average Annual Total Returns in the section titled Investments, Risks, and Performance on page 45:
	One Year	Five Years	Ten Years
Custom Balanced Index (reflects no deduction for fees, expenses, or taxes)	23.33%	8.80%	10.25%
Effective on or about November 18, 2020, the information regarding the MSCI EAFE Index for the Balanced Fund found under the heading Average Annual Total Returns in the section titled Investments, Risks, and Performance on page 45 is hereby deleted.
Effective on or about November 18, 2020, the following information replaces the information for the Balanced Fund found under the headings Subadviser and Portfolio Managers in the section titled Management on page 45:
Subadviser(s): Invesco Advisers, Inc. (“Invesco”)
Sub-subadviser(s): Invesco Capital Management LLC (“ICM”)
Portfolio Manager(s):
Jacob Borbidge, CFA, CAIA is a Senior Portfolio Manager and Head of Investment Research at Invesco. He has managed the Fund since November 2020.
Matt Brill, CFA is a Senior Portfolio Manager at Invesco. He has managed the Fund since November 2020.
Pratik Doshi, CFA is a Portfolio Manager at Invesco. He has managed the Fund since November 2020.
Peter Hubbard is a Director of Portfolio Management at Invesco. He has managed the Fund since November 2020.
Michael D. Hyman is Chief Investment Officer, Global Investment Grade & Emerging Markets for Invesco Fixed Income at Invesco. He has managed the Fund since November 2020.
Michael Jeanette is a Senior Portfolio Manager at Invesco. He has managed the Fund since November 2020.
Duy Nguyen, CFA, CAIA is Chief Investment Officer and a Senior Portfolio Manager, Invesco Investment Solutions at Invesco. He has managed the Fund since November 2020.

Todd Schomberg, CFA is a Senior Portfolio Manager at Invesco. He has managed the Fund since November 2020.
Tony Seisser is a Portfolio Manager at Invesco. He has managed the Fund since November 2020.
Effective on or about November 18, 2020, the following information replaces the information for the Disciplined Value Fund found in the section titled Investment Objective on page 46:
The Fund seeks long-term total return.
Effective on or about November 18, 2020, the following information replaces the information for the Disciplined Value Fund found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance beginning on page 46:
The Fund invests primarily in equity securities of U.S. large- and mid-cap companies. The Fund currently invests substantially all of its assets in companies represented in the MSCI USA Value Index at the time of purchase, although the Fund is actively managed and is not an index fund or a passively managed investment. Constituents of the MSCI USA Value Index are companies that exhibit certain value characteristics, as defined by the index provider, such as lower price-to-book ratios, lower prices relative to forecasted earnings, and higher dividend yields. As of August 31, 2020, the market capitalization range of companies included in the MSCI USA Value Index was $2.2 billion to $404.2 billion.
Equity securities in which the Fund invests may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights, and warrants. The Fund may hold a portion of its assets in unlisted securities. The Fund may invest in exchange-traded funds and may use equity index futures contracts as a substitute for direct investments in order to help manage cash flows. Use of derivatives by the Fund may create investment leverage. The Fund may at times have significant exposure to one or more industries or sectors. The Fund may hold a portion of its assets in cash or cash equivalents.
The Fund’s subadviser, Wellington Management Company LLP (“Wellington Management”), manages the Fund’s assets using a proprietary, dynamic multi-factor approach that is based on quantitative and qualitative research and analysis. In selecting securities, Wellington Management seeks to allocate the Fund’s assets to equity securities that it believes share complementary factor exposures. Factors are characteristics that are important in explaining the returns and risks of a group of securities. Typical factors that Wellington Management uses to select equity securities for the Fund are: (1) mean-reversion (e.g., stocks that are inexpensive relative to their historical fundamentals); (2) trend following (e.g., strong momentum and higher growth potential); (3) risk aversion (e.g., financially healthy, stable, and lower volatility companies); and (4) risk seeking (e.g., stocks that are typically more volatile, but may play an important role in overall portfolio diversification). Securities are typically sold as a byproduct of the factor selection, allocation, and rebalancing processes. In exceptional circumstances, Wellington Management may exclude or remove an issuer or security from the Fund where it believes the data available does not accurately reflect current events.
The Fund expects that it will engage in active and frequent trading and so will typically have a relatively high portfolio turnover rate.
Effective on or about November 18, 2020, the paragraph labeled “Indexing Risk” under the heading Principal Risks in the section titled Investments, Risks, and Performance on page 47 is hereby deleted in full for the Disciplined Value Fund.
Effective on or about November 18, 2020, the following information supplements the information for the Disciplined Value Fund found under the heading Principal Risks in the section titled Investments, Risks, and Performance beginning on page 47:
Small and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of small and medium-sized companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Their shares can be less liquid than those of larger companies, especially during market declines. Small and medium-sized companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.

Risk of Investment in Other Funds or Pools The Fund is indirectly exposed to all of the risks of the underlying funds, including ETFs, in which it invests, including the risk that the underlying funds will not perform as expected. The Fund indirectly pays a portion of the expenses incurred by the underlying funds.
Effective on or about November 18, 2020, the following information replaces the information for the Disciplined Value Fund found under the headings Subadviser and Portfolio Managers in the section titled Management on page 49:
Subadviser(s): Wellington Management Company LLP (“Wellington Management”)
Portfolio Manager(s):
Tom S. Simon, CFA, FRM is a Senior Managing Director and Portfolio Manager at Wellington Management. He has managed the Fund since November 2020.
Gregg R. Thomas, CFA is a Senior Managing Director and Director of Investment Strategy at Wellington Management. He has managed the Fund since November 2020.
Effective on or about November 18, 2020, the following information replaces the information for the Disciplined Growth Fund found in the section titled Investment Objective on page 55:
The Fund seeks long-term total return.
Effective on or about November 18, 2020, the following information replaces the information for the Disciplined Growth Fund found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance beginning on page 55:
The Fund invests primarily in equity securities of U.S. large- and mid-cap companies. The Fund currently invests substantially all of its assets in companies represented in the MSCI USA Growth Index at the time of purchase, although the Fund is actively managed and is not an index fund or a passively managed investment. Constituents of the MSCI USA Growth Index are companies that exhibit certain growth characteristics, as defined by the index provider, such as historical and predicted future earnings per share growth rates and trends, historical sales per share growth trends, and internal growth rate. As of August 31, 2020, the market capitalization range of companies included in the MSCI USA Growth Index was $2.1 billion to $2,258.4 billion.
Equity securities in which the Fund invests may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights, and warrants. The Fund may hold a portion of its assets in unlisted securities. The Fund may invest in exchange-traded funds and may use equity index futures contracts as a substitute for direct investments in order to help manage cash flows. Use of derivatives by the Fund may create investment leverage. The Fund may at times have significant exposure to one or more industries or sectors. The Fund may hold a portion of its assets in cash or cash equivalents.
The Fund’s subadviser, Wellington Management Company LLP (“Wellington Management”), manages the Fund’s assets using a proprietary, dynamic multi-factor approach that is based on quantitative and qualitative research and analysis. In selecting securities, Wellington Management seeks to allocate the Fund’s assets to equity securities that it believes share complementary factor exposures. Factors are characteristics that are important in explaining the returns and risks of a group of securities. Typical factors that Wellington Management uses to select equity securities for the Fund are: (1) mean-reversion (e.g., stocks that are inexpensive relative to their historical fundamentals); (2) trend following (e.g., strong momentum and higher growth potential); (3) risk aversion (e.g., financially healthy, stable, and lower volatility companies); and (4) risk seeking (e.g., stocks that are typically more volatile, but may play an important role in overall portfolio diversification). Securities are typically sold as a byproduct of the factor selection, allocation, and rebalancing processes. In exceptional circumstances, Wellington Management may exclude or remove an issuer or security from the Fund where it believes the data available does not accurately reflect current events.
The Fund expects that it will engage in active and frequent trading and so will typically have a relatively high portfolio turnover rate.

Effective on or about November 18, 2020, the paragraph labeled “Indexing Risk” under the heading Principal Risks in the section titled Investments, Risks, and Performance on page 56 is hereby deleted in full for the Disciplined Growth Fund.
Effective on or about November 18, 2020, the following information supplements the information for the Disciplined Growth Fund found under the heading Principal Risks in the section titled Investments, Risks, and Performance beginning on page 56:
Small and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of small and medium-sized companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Their shares can be less liquid than those of larger companies, especially during market declines. Small and medium-sized companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.
Risk of Investment in Other Funds or Pools The Fund is indirectly exposed to all of the risks of the underlying funds, including ETFs, in which it invests, including the risk that the underlying funds will not perform as expected. The Fund indirectly pays a portion of the expenses incurred by the underlying funds.
Effective on or about November 18, 2020, the following information replaces the information for the Disciplined Growth Fund found under the headings Subadviser and Portfolio Managers in the section titled Management on page 58:
Subadviser(s): Wellington Management Company LLP (“Wellington Management”)
Portfolio Manager(s):
Tom S. Simon, CFA, FRM is a Senior Managing Director and Portfolio Manager at Wellington Management. He has managed the Fund since November 2020.
Gregg R. Thomas, CFA is a Senior Managing Director and Director of Investment Strategy at Wellington Management. He has managed the Fund since November 2020.
Effective on or about November 18, 2020, the following information supplements the information found beginning on page 82 in the section titled Additional Information Regarding Principal Risks:
•
ESG Risk

With respect to the Balanced Fund, because the Invesco Index and the Bond Segment use ESG factors to assess and exclude certain investments for non-financial reasons, the Fund may forego some market opportunities available to funds that do not use these factors. The securities of companies with favorable ESG scores may underperform similar companies that do not score as well or may underperform the stock market as a whole. As a result, the Fund may underperform funds that do not screen or score companies based on ESG factors or funds that use a different ESG methodology. Information used to evaluate such ESG factors may not be readily available, complete, or accurate, which could negatively impact the Fund’s performance. In addition, a company’s ESG score may differ from that assigned by other funds or an investor. As a result, the companies deemed eligible for inclusion in the Fund’s portfolio may not reflect the beliefs or values of any particular investor and may not be deemed to exhibit positive or favorable ESG characteristics if different metrics were used to evaluate them.

•
Passive Management Risk

Unlike many investment companies that are “actively managed,” the U.S. Equity Segment of the Balanced Fund is a “passive” investor and therefore does not utilize an investing strategy that seeks returns in excess of the Invesco Index. Therefore, the U.S. Equity Segment would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Invesco Index, even if that security generally is underperforming. If a specific security is removed from the Invesco Index, the Fund may be forced to sell such security at an inopportune time or for a price lower than the security’s current market value. The Invesco Index may not contain the appropriate mix of securities for any particular economic cycle. Additionally, the U.S. Equity Segment rebalances its portfolio in accordance with the Invesco Index, and, therefore, any changes to the Invesco Index’s rebalance schedule will result in corresponding changes to the U.S. Equity Segment’s rebalance schedule. Further, unlike with an actively managed fund, the Invesco does not use techniques or defensive strategies designed to lessen the impact of periods of market volatility or market decline. This means that, based on certain market and economic conditions, the U.S. Equity Segment’s performance could be lower than other types of funds with investment advisers that actively manage their portfolio assets to take advantage of market opportunities or defend against market events.
Effective on or about November 18, 2020, the following information replaces similar information found on page 90 in the section titled Additional Information Regarding Principal Risks:
•
Indexing Risk

There are several reasons why the performance of the U.S. Equity Segment of the Balanced Fund may not track the performance of the Invesco Index. For example, the Fund incurs a number of operating expenses not applicable to the Invesco Index, and incurs costs in buying and selling securities. The U.S. Equity Segment may not be fully invested at times, either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions. The return on the sample of securities purchased by the investment adviser, subadviser, or sub-subadviser, or futures or other derivative positions taken by the investment adviser, subadviser, or sub-subadviser, to replicate the performance of the Invesco Index may not correlate precisely with the return on the Invesco Index. Differences between securities held by the U.S. Equity Segment and the securities comprising the Invesco Index may result from legal restrictions, costs, or liquidity constraints, especially during times when a sampling methodology is used.
Effective on or about November 18, 2020, information related to the Balanced Fund, Disciplined Value Fund, Disciplined Growth Fund, Chris C. Cao, and Michael F. Farrell found under Barings on pages 98 — 100 under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds is hereby deleted.
Effective on or about November 18, 2020, the following information replaces similar information for Invesco found on page 100 under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds:
Invesco Advisers, Inc. (“Invesco”), located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309, manages the investments of the Balanced Fund, Main Street Fund, Small Cap Opportunities Fund, Global Fund, and Strategic Emerging Markets Fund. Invesco is an indirect wholly-owned subsidiary of Invesco Ltd., a publicly traded company that, through its subsidiaries, engages in the business of investment management on an international basis. In addition, Invesco Capital Management LLC (“ICM”) serves as sub-subadviser for the Balanced Fund and subject to the supervision of Invesco, is authorized to trade securities and make discretionary investment decisions on behalf of the Fund. ICM is a wholly-owned subsidiary of Invesco Ltd. and its address is 3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515. As of August 31, 2020, Invesco had approximately $1.2 trillion in assets under management.
Invesco replaced OFI Global Institutional, Inc. as the subadviser of the Main Street Fund, Small Cap Opportunities Fund, and Strategic Emerging Markets Fund, and replaced OppenheimerFunds, Inc. as the subadviser of the Global Fund at the close of business on May 24, 2019.
Invesco will replace Barings as the subadviser of the Balanced Fund on or about November 18, 2020.
Effective on or about November 18, 2020, the following information supplements the information for Invesco beginning on page 100 under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds:

Jacob Borbidge, CFA, CAIA
is a co-portfolio manager of the Balanced Fund. Mr. Borbidge is a portfolio manager at Invesco. He has been associated with Invesco and/or its affiliates since 2004. Prior to 2004, he was a mechanical engineer at ExxonMobil.
Matt Brill, CFA
is a co-portfolio manager of the Balanced Fund. Mr. Brill is a portfolio manager at Invesco. He has been associated with Invesco and/or its affiliates since 2013. Prior to 2013, he was a portfolio manager and vice president at ING Investment Management, where he specialized in investment grade credit and commercial mortgage-backed securities. Prior to that he was a portfolio analyst at Wells Real Estate Funds. He entered the industry in 2002.
Pratik Doshi, CFA
is a co-portfolio manager of the Balanced Fund. Mr. Doshi is a portfolio manager for ETFs and indexed strategies at Invesco. He has been associated with Invesco and/or its affiliates since 2018 where he implemented active and passive-based strategies across Invesco’s commodity, alternatives, and equity ETF lineup. Prior to 2018, he held roles at Saltspring Capital and Gofen and Glossberg. Prior to that, he was a vice president at Bank of America Merrill Lynch. Mr. Doshi entered the financial services industry in 2005 as an analyst at UBS Investment Bank.
Peter Hubbard
is a co-portfolio manager of the Balanced Fund. Mr. Hubbard is a portfolio manager for ETFs and indexed strategies at Invesco. He has been associated with Invesco and/or its affiliates since 2005. Prior 2005, he was a research analyst at Ritchie Capital, a hedge fund operator.
Michael D. Hyman
is a co-portfolio manager of the Balanced Fund. Mr. Hyman is Chief Investment Officer, Global Investment Grade & Emerging Markets for Invesco Fixed Income at Invesco. He has been associated with Invesco and/or its affiliates since 2013. Prior to 2013, he was with ING Investment Management and ING Institutional Markets for 12 years as the head of investment grade corporate credit. Prior to joining ING, Mr. Hyman was a director of capital markets for GE Capital and held trading and risk-management positions at various global banks. He entered the industry in 1991.
Michael Jeanette
is a co-portfolio manager of the Balanced Fund. Mr. Jeanette is a portfolio manager for ETFs and indexed strategies at Invesco. He has been associated with Invesco and/or its affiliates since 2008. Prior to 2008, he held a management position with a trust advisory firm in the private sector. Prior to this, he managed the retail investment business for several US Bancorp (formerly First Bank System) locations in Minneapolis. He began his career as a financial adviser with Shearson Lehman Brothers and Morgan Stanley Smith Barney (formerly Smith Barney).
Duy Nguyen, CFA, CAIA
is a co-portfolio manager of the Balanced Fund. Mr. Nguyen is Chief Investment Officer and a portfolio manager of the Invesco Investment Solutions team at Invesco, which provides customized multi-asset investment strategies for institutional and retail clients. He has been associated with Invesco and/or its affiliates since 2000. Prior to 2000, Mr. Nguyen served as assistant vice president and quantitative equity analyst for Van Kampen American Capital, as well as vice president and director of quantitative services of FactSet Research Systems, Inc.
Todd Schomberg, CFA
is a co-portfolio manager of the Balanced Fund. Mr. Schomberg is a portfolio manager at Invesco. He has been associated with Invesco and/or its affiliates since 2016. Prior to 2016, Mr. Schomberg was a portfolio manager and vice president for Voya Investment Management. Before joining Voya Investment Management, he was a senior fixed income analyst with Wells Capital Management.
Tony Seisser
is a co-portfolio manager of the Balanced Fund. Mr. Seisser is an equity portfolio manager for ETFs and indexed strategies at Invesco. He has been associated with Invesco and/or its affiliates since 2013. Prior to 2013, he was employed by Guggenheim Funds Distributors, Inc. as a global ETF trader.

Before that, he was a compliance investigator at the Chicago Board Options Exchange and CBOE Futures Exchange. Prior to that, Mr. Seisser had a career as a single-stock and ETF market maker on the floor of the Chicago Stock Exchange. He entered the industry in 1990.
Effective on or about November 18, 2020, the following information replaces similar information for Wellington Management found under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds beginning on page 98:
Wellington Management Company LLP (“Wellington Management”), a Delaware limited liability partnership with principal offices located at 280 Congress Street, Boston, Massachusetts 02210, manages the investments of the Disciplined Value Fund and Disciplined Growth Fund, and a portion of the portfolio of the International Equity Fund. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 80 years. Wellington Management is owned by the partners of Wellington Management Group LLP, a Massachusetts limited liability partnership. As of July 31, 2020, Wellington Management and its investment advisory affiliates had investment management authority with respect to over $1.1 trillion in assets.
Wellington Management replaced Invesco as a subadviser of the International Equity Fund on August 4, 2020.
Wellington Management will replace Barings as the subadviser of the Disciplined Value Fund and Disciplined Growth Fund on or about November 18, 2020.
Effective on or about November 18, 2020, the following information supplements the information for Wellington Management found under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds beginning on page 98:
Tom S. Simon, CFA, FRM
has served as a portfolio manager of the Disciplined Value Fund and Disciplined Growth Fund since 2020. Mr. Simon is a Senior Managing Director and Portfolio Manager of Wellington Management and joined the firm as an investment professional in 2009.
Gregg R. Thomas, CFA
has served as a portfolio manager of the Disciplined Value Fund and Disciplined Growth Fund since 2020. Mr. Thomas is a Senior Managing Director and Director of Investment Strategy of Wellington Management and joined the firm as an investment professional in 2002.
Effective on or about November 18, 2020, the following information replaces similar information found in the section titled Index Descriptions on page 132:
The Custom Balanced Index comprises the S&P 500 and Bloomberg Barclays U.S. Aggregate Bond Indexes. The weightings of each index are 65% and 35%, respectively. The Index does not reflect any deduction for fees, expenses, or taxes and cannot be purchased directly by investors.
Effective on or about November 18, 2020, the information related to the MSCI EAFE Index found in the section titled Index Descriptions on page 132 is hereby removed.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3000M-20-04

MASSMUTUAL PREMIER FUNDS
MassMutual Premier Balanced Fund
(the “Fund”)
Supplement dated September 24, 2020 to the
Summary Prospectus dated February 1, 2020
This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.
Effective on or about November 18, 2020, Invesco Advisers, Inc. will replace Barings LLC as subadviser of the Fund. Invesco Capital Management LLC will serve as sub-subadviser of the Fund.
Effective on or about November 18, 2020, the following information replaces the information for the Fund found in the section titled Investment Objective:
The Fund seeks a high total return.
Effective on or about November 18, 2020, the following information replaces the information for the Fund found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:
The Fund seeks its investment objective by investing across different asset classes (U.S. equity securities and fixed income securities) each represented by a different segment of the Fund’s portfolio. Under normal market conditions, the Fund’s subadviser, Invesco Advisers, Inc., and sub-subadviser, Invesco Capital Management LLC (together with Invesco Advisers, Inc., “Invesco”), expect that 55%-75% of the Fund’s net assets will be invested in U.S. equity securities (the “U.S. Equity Segment”) and 25%-45% of the Fund’s net assets will be invested in fixed income securities (the “Bond Segment”) that meet certain environmental, social, and governance (“ESG”) criteria as described below. The Fund will target a long term strategic allocation of 65% to the U.S. Equity Segment and 35% to the Bond Segment. Invesco will periodically rebalance the portfolio back to these strategic weights. The Fund may at times have significant exposure to one or more industries or sectors. The Fund may hold a portion of its assets in cash or cash equivalents.
Using an indexing strategy, Invesco generally will invest at least 80% of the Fund’s assets allocated to the U.S. Equity Segment in the equity securities of companies included within the Invesco US Multi-Factor ESG 150 Index* (the “Invesco Index”). Invesco Indexing LLC, an affiliate of Invesco, serves as the index provider for the Invesco Index.
The Invesco Index employs a factor-based model and is designed to select equity securities of U.S. large- and mid-capitalization companies that meet high ESG standards. The Invesco Index includes constituents of the Invesco Indexing Investable Universe (the “Investable Universe”) that are designated as U.S. large- or mid-capitalization securities in accordance with the Investable Universe methodology. Each eligible security is categorized by sector and assigned a score using a system established by Sustainalytics US Inc. (“Sustainalytics”), a third-party research provider that measures the strength of each pillar of ESG practices (the “ESG Score”). The top 75% of companies based on their ESG Scores within each sector, excluding those in the tobacco, aerospace, coal, and pipeline industries, those in the bottom 10% by overall ESG Score, or those with a detrimental score for controversies, remain eligible for inclusion in the Invesco Index. Those remaining eligible securities are assigned a factor-based model score (the “Model Score”), which is computed by equal risk weighting the following individual factor scores:
Quality. A company’s quality factor score is based on an equally-weighted composite of three metrics: management quality (measured by the average quarterly percentage change in shares outstanding over the previous three years), earnings quality (measured by dividing the most recent year’s operating cash flow by the most recent year’s earnings), and operating quality (measured by dividing the most recent year’s aggregate gross income by the most recent year’s average total assets).
Value. A company’s value factor score is based on an equally-weighted composite of free cash flow yield, earnings yield, and book value of equity yield generally and for banks is based on earnings yield and book value of equity yield and for real estate companies is based on earnings yield, book value of equity yield, and funds from operations yield. Free cash flow yield, funds from operations yield, and earnings yield are measured over the previous year while book value yield is based on the most recent financial statement.

Price Momentum. A company’s price momentum factor score is based on the average monthly total return over the past nine months, excluding the most recent month, divided by the standard error of those total returns.
Low Volatility. A company’s low volatility factor score is based on the standard deviation of monthly total returns to a company’s stock price for the most recent 36-month period.
The top 150 securities based on their Model Scores are included in the Invesco Index. Invesco Index constituents generally are weighted based on their market capitalizations and Model Scores. These weights are adjusted to ensure that each constituent and the Invesco Index as a whole satisfy certain constraints with respect to sector exposure, maximum security weights, and minimum security weights, as compared to a float-adjusted, market-capitalization weighted benchmark comprised of all of the U.S. large- or mid-capitalization securities of the Investable Universe. The Invesco Index is rebalanced effective the third Friday in June and December. In addition, Invesco Index maintenance is performed effective the third Friday in March and September, during which constituents may be removed if they are no longer constituents of the Investable Universe, are within the bottom 10% by ESG Score, or have a detrimental score for controversies. The U.S. Equity Segment is rebalanced and maintained in accordance with the Invesco Index, meaning that it will buy and sell securities in response to changes in the Invesco Index.
Although the U.S. Equity Segment generally will invest in substantially all of the securities comprising the Invesco Index in proportion to their weightings in the Invesco Index, under various circumstances it may not be possible or practicable to purchase all of those securities in those same weightings. In those circumstances, the U.S. Equity Segment may hold cash or purchase a sample of the securities in the Invesco Index. When it relies on a “sampling” methodology, Invesco uses quantitative analysis to select securities from the Invesco Index universe to obtain a representative sample of securities that has, overall, investment characteristics similar to the Invesco Index in terms of key risk factors, performance attributes, and other characteristics such as industry weightings, market capitalization, return variability, earnings valuation, yield, and other financial characteristics of securities. When employing a sampling methodology, Invesco bases the number of the holdings in the U.S. Equity Segment on a number of factors, including asset size of the U.S. Equity Segment, and generally expects the U.S. Equity Segment to hold fewer than the total number of securities in the Invesco Index. However, Invesco reserves the right to invest in as many securities as it believes necessary to achieve the Fund’s investment objective. The U.S. Equity Segment may invest in common stocks, preferred stocks, exchange-traded funds (“ETFs”), or other equity securities. The U.S. Equity Segment may use futures contracts, a type of derivative, to seek performance that corresponds to the Invesco Index and/or to manage cash flows. Use of futures contracts by the U.S. Equity Segment may create investment leverage.
Fixed income securities in which the Bond Segment invests primarily include U.S. dollar-denominated debt securities that are rated investment grade at the time of purchase, meaning that they will be rated Baa3 or higher by Moody’s, BBB- or higher by Standard & Poor’s or the equivalent by any NRSRO. Debt securities in which the Bond Segment invests may include domestic and foreign corporate debt obligations, domestic and foreign government debt obligations, including U.S. Government securities, mortgage-related securities, asset-backed securities, and other debt obligations. The Bond Segment may also invest in unrated securities in which case Invesco may internally assign ratings to certain of those securities, after assessing their credit quality, in investment grade categories similar to those of NRSROs. There can be no assurance, nor is it intended, that Invesco’s credit analysis is consistent or comparable with the credit analysis process used by an NRSRO. In the event that a security receives different ratings from different NRSROs, the Bond Segment will treat the security as being rated in the highest rating category received from an NRSRO. The Bond Segment may invest in illiquid or thinly traded securities. The Bond Segment may also invest in securities that are subject to resale restrictions such as those contained in Rule 144A. The Bond Segment may invest up to 5% its assets in securities below investment grade (“junk” or “high yield” bonds), including securities in default. In the event that a security is downgraded after its purchase by the Bond Segment, the Bond Segment may continue to hold the security if Invesco considers that doing so would be consistent with the Fund’s investment objective. The Bond Segment may also enter into dollar roll transactions.
The Bond Segment may invest a portion of its assets in foreign debt securities, including securities issued by foreign governments or companies in both developed and emerging markets. The Bond Segment may not invest more than 20% of its net assets in foreign debt securities.

The Bond Segment has no limitations on the range of maturities of the debt securities in which it can invest and may hold securities with short-, medium-, or long-term maturities. The maturity of a security differs from its effective duration, which attempts to measure the expected volatility of a security’s price to interest rate changes. The Bond Segment may but will not necessarily engage in treasury futures contracts in order to seek to enhance the Fund’s investment return or to try to manage investment risks. Use of treasury futures contracts by the Bond Segment may create investment leverage.
Invesco selects investments for the Bond Segment based on its analysis of opportunities and risks of various fixed income securities and market sectors by focusing on business cycle analysis and relative values between corporate and government sectors. The Bond Segment mainly seeks income earnings on its investments plus capital appreciation that may arise from decreases in interest rates, from improving credit fundamentals for a particular sector or security, or from other investment techniques. Invesco may sell securities that it believes no longer meet the above criteria.
Additionally, as part of the credit selection and portfolio construction process, Invesco employs a proprietary framework for evaluating each issuer based on ESG criteria that, with respect to the Bond Segment, it has determined to be important in the investment selection process. Invesco has developed an ESG risk evaluation that is integrated into its core fundamental credit research process. As part of this process, corporate and government issuers are evaluated and assigned an overall ESG score based on separate “E,” “S,” and “G” factor scores, which are derived using a proprietary scoring system that involves a quantitative and qualitative assessment of “E,” S,” and “G” factors. As part of this research process, Invesco may use third-party ESG ratings, company reporting, and engagement with management. If an issuer is determined by Invesco to have an overall ESG score that meets the applicable threshold that Invesco has established for that type of issuer, securities issued by it will be considered as a potential investment for the Bond Segment.
The ESG evaluation process for the Bond Segment also includes some exclusionary screening criteria which are intended to avoid investing in companies that are non-compliant with the UN Global Compact as well as companies that derive a significant portion of their revenue from: tobacco product manufacturing or distribution; extraction of fossil fuels from oil sands; mining or distribution of thermal coal; alcohol manufacturing or distribution; military contracting; manufacture of small arms including civilian firearms; provision of gambling products or services; or the provision of adult entertainment products or services. Additionally, companies involved in the following at any threshold are excluded: manufacture of nonconventional weapons including landmines and cluster munitions; or manufacture of nuclear, biological, or chemical weapons.
Invesco will monitor the “E,” “S,” and “G” factors of the Bond Segment’s holdings. If Invesco determines that a security’s overall ESG score has ceased to meet its threshold for inclusion in the Bond Segment, Invesco may sell that security, provided it can do so in an orderly manner given then-prevailing market conditions.
The Fund expects that it will engage in active and frequent trading and so will typically have a relatively high portfolio turnover rate.

*
The “Invesco US Multi-Factor ESG 150 Index” and “Invesco Indexing” are the property of Invesco Indexing LLC and have been licensed for use by Invesco Capital Management LLC (“ICM”).

The shares (“Shares”) of the Fund (the “Product”) are not sponsored, endorsed, sold, or promoted by Invesco Indexing LLC (“Licensor”). Licensor makes no representation or warranty, express or implied, to the owners of the Shares or any member of the public regarding the advisability of investing in securities generally or in the Shares particularly or the ability of the Invesco US Multi-Factor ESG 150 Index to track general stock market performance. Licensor is an affiliate of ICM and Invesco and its relationship to ICM and Invesco includes the licensing of certain trademarks and trade names of Licensor and of the Invesco US Multi-Factor ESG 150 Index which is determined, composed, and calculated by Licensor without regard to ICM, Invesco, the Product, or the Shares. Licensor has no obligation to take the needs of the Licensee or the owners of the Shares into consideration in determining, composing, or calculating the Invesco US Multi-Factor ESG 150 Index. Licensor is not responsible for and has not participated in any determination or calculation made with respect to issuance or redemption of the Shares. Licensor has no obligation or liability in connection with the administration, marketing, or trading of the Shares.
Licensor does not guarantee the accuracy and/or the completeness of the Invesco US Multi-Factor ESG 150 Index and/or any data included therein. Licensor makes no warranty, express or implied, as to results to be obtained by ICM, Invesco, the Product, or any owner of the Shares, or any other person or entity from the use of the Invesco US Multi-Factor ESG 150 Index or any data included therein in connection with the rights licensed hereunder or for any other use.

Licensor makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the Invesco US Multi-Factor ESG 150 Index or any data included therein. Without limiting any of the foregoing, in no event shall Licensor have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.
Effective on or about November 18, 2020, the paragraphs labeled “Bank Loans Risk,” “Convertible Securities Risk,” “Growth Company Risk,” “Quantitative Models Risk,” “Repurchase Agreement Risk,” “Sovereign Debt Obligations Risk,” and “Value Company Risk” under the heading Principal Risks in the section titled Investments, Risks, and Performance are hereby deleted in full for the Fund.
Effective on or about November 18, 2020, the following information supplements the information for the Fund found under the heading Principal Risks in the section titled Investments, Risks, and Performance:
ESG Risk Because the Invesco Index and the Bond Segment use ESG factors to assess and exclude certain investments for non-financial reasons, the Fund may forego some market opportunities available to funds that do not use these factors. The securities of companies with favorable ESG scores may underperform similar companies that do not score as well or may underperform the stock market as a whole. As a result, the Fund may underperform funds that do not screen or score companies based on ESG factors or funds that use a different ESG methodology. Information used to evaluate such ESG factors may not be readily available, complete, or accurate, which could negatively impact the Fund’s performance. In addition, a company’s ESG score may differ from that assigned by other funds or an investor. As a result, the companies deemed eligible for inclusion in the Fund’s portfolio may not reflect the beliefs or values of any particular investor and may not be deemed to exhibit positive or favorable ESG characteristics if different metrics were used to evaluate them.
Indexing Risk The U.S. Equity Segment’s performance may not track the performance of the Invesco Index due to a number of factors, including fees and expenses of the Fund, the Fund’s cash positions, and differences between securities held by the Fund and the securities comprising the Invesco Index resulting from legal restrictions, costs, or liquidity constraints, especially during times when a sampling methodology is used.
Passive Management Risk With an indexing strategy, there is no attempt to seek returns in excess of a benchmark index, to use defensive strategies, or to reduce the effects of any long-term poor investment performance. Therefore, with respect to the U.S. Equity Segment, the Fund would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Invesco Index, even if that security generally is underperforming.
Effective on or about November 18, 2020, the following information replaces the paragraph labeled “Dollar Roll and Reverse Repurchase Agreement Transaction Risk” for the Fund found under the heading Principal Risks in the section titled Investments, Risks, and Performance:
Dollar Roll Risk Dollar roll transactions generally create leverage and subject the Fund to the credit risk of the counterparty.
Effective on or about November 18, 2020 the following information replaces similar information for the Fund found under the heading Performance Information in the section titled Investments, Risks, and Performance:
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Class R5 shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and three additional indexes, including an index that provides a comparison relevant to the Fund’s allocation to fixed income investments (Bloomberg Barclays U.S. Aggregate Bond Index), an index of funds with similar investment objectives (Lipper Balanced Fund Index), and a hypothetical custom index which comprises the S&P 500 (65%) and Bloomberg Barclays U.S. Aggregate Bond (35%) Indexes (Custom Balanced Index). The Fund’s investment objective and investment strategy changed on or about November 18, 2020. The performance results shown below would not necessarily have been achieved had the Fund’s current investment strategy been in effect for the entire period for which performance results are presented. Performance for Class I, Class R4, and Class R3 shares of the Fund for periods prior to their inception date (04/01/14) is based on the performance of Class R5 shares, adjusted for Class R4 and

Class R3 shares to reflect Class R4 and Class R3 expenses, respectively. Performance for Class A shares of the Fund reflects any applicable sales charge. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. More up-to-date performance information is available at http://www.massmutual.com/funds or by calling 1-888-309-3539.
Effective on or about November 18, 2020, the following information replaces similar information for the Fund found under the heading Average Annual Total Returns in the section titled Investments, Risks, and Performance:
	One Year	Five Years	Ten Years
Custom Balanced Index (reflects no deduction for fees, expenses, or taxes)	23.33%	8.80%	10.25%
Effective on or about November 18, 2020, the information regarding the MSCI EAFE Index for the Fund found under the heading Average Annual Total Returns in the section titled Investments, Risks, and Performance is hereby deleted.
Effective on or about November 18, 2020, the following information replaces the information for the Fund found under the headings Subadviser and Portfolio Managers in the section titled Management:
Subadviser(s): Invesco Advisers, Inc. (“Invesco”)
Sub-subadviser(s): Invesco Capital Management LLC (“ICM”)
Portfolio Manager(s):
Jacob Borbidge, CFA, CAIA is a Senior Portfolio Manager and Head of Investment Research at Invesco. He has managed the Fund since November 2020.
Matt Brill, CFA is a Senior Portfolio Manager at Invesco. He has managed the Fund since November 2020.
Pratik Doshi, CFA is a Portfolio Manager at Invesco. He has managed the Fund since November 2020.
Peter Hubbard is a Director of Portfolio Management at Invesco. He has managed the Fund since November 2020.
Michael D. Hyman is Chief Investment Officer, Global Investment Grade & Emerging Markets for Invesco Fixed Income at Invesco. He has managed the Fund since November 2020.
Michael Jeanette is a Senior Portfolio Manager at Invesco. He has managed the Fund since November 2020.
Duy Nguyen, CFA, CAIA is Chief Investment Officer and a Senior Portfolio Manager, Invesco Investment Solutions at Invesco. He has managed the Fund since November 2020.
Todd Schomberg, CFA is a Senior Portfolio Manager at Invesco. He has managed the Fund since November 2020.
Tony Seisser is a Portfolio Manager at Invesco. He has managed the Fund since November 2020.
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Bal-20-01

MASSMUTUAL PREMIER FUNDS
MassMutual Premier Disciplined Value Fund
(the “Fund”)
Supplement dated September 24, 2020 to the
Summary Prospectus dated February 1, 2020
This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.
Effective on or about November 18, 2020, Wellington Management Company LLP will replace Barings LLC as subadviser of the Fund.
Effective on or about November 18, 2020, the following information replaces the information for the Fund found in the section titled Investment Objective:
The Fund seeks long-term total return.
Effective on or about November 18, 2020, the following information replaces the information for the Fund found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance:
The Fund invests primarily in equity securities of U.S. large- and mid-cap companies. The Fund currently invests substantially all of its assets in companies represented in the MSCI USA Value Index at the time of purchase, although the Fund is actively managed and is not an index fund or a passively managed investment. Constituents of the MSCI USA Value Index are companies that exhibit certain value characteristics, as defined by the index provider, such as lower price-to-book ratios, lower prices relative to forecasted earnings, and higher dividend yields. As of August 31, 2020, the market capitalization range of companies included in the MSCI USA Value Index was $2.2 billion to $404.2 billion.
Equity securities in which the Fund invests may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights, and warrants. The Fund may hold a portion of its assets in unlisted securities. The Fund may invest in exchange-traded funds and may use equity index futures contracts as a substitute for direct investments in order to help manage cash flows. Use of derivatives by the Fund may create investment leverage. The Fund may at times have significant exposure to one or more industries or sectors. The Fund may hold a portion of its assets in cash or cash equivalents.
The Fund’s subadviser, Wellington Management Company LLP (“Wellington Management”), manages the Fund’s assets using a proprietary, dynamic multi-factor approach that is based on quantitative and qualitative research and analysis. In selecting securities, Wellington Management seeks to allocate the Fund’s assets to equity securities that it believes share complementary factor exposures. Factors are characteristics that are important in explaining the returns and risks of a group of securities. Typical factors that Wellington Management uses to select equity securities for the Fund are: (1) mean-reversion (e.g., stocks that are inexpensive relative to their historical fundamentals); (2) trend following (e.g., strong momentum and higher growth potential); (3) risk aversion (e.g., financially healthy, stable, and lower volatility companies); and (4) risk seeking (e.g., stocks that are typically more volatile, but may play an important role in overall portfolio diversification). Securities are typically sold as a byproduct of the factor selection, allocation, and rebalancing processes. In exceptional circumstances, Wellington Management may exclude or remove an issuer or security from the Fund where it believes the data available does not accurately reflect current events.
The Fund expects that it will engage in active and frequent trading and so will typically have a relatively high portfolio turnover rate.
Effective on or about November 18, 2020, the paragraph labeled “Indexing Risk” under the heading Principal Risks in the section titled Investments, Risks, and Performance is hereby deleted in full for the Fund.
Effective on or about November 18, 2020, the following information supplements the information for the Fund found under the heading Principal Risks in the section titled Investments, Risks, and Performance:
Small and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of small and medium-sized companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Their shares can be less liquid than those of larger companies, especially during market declines. Small and medium-sized companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.
Risk of Investment in Other Funds or Pools The Fund is indirectly exposed to all of the risks of the underlying funds, including ETFs, in which it invests, including the risk that the underlying funds will not perform as expected. The Fund indirectly pays a portion of the expenses incurred by the underlying funds.
Effective on or about November 18, 2020, the following information replaces the information for the Fund found under the headings Subadviser and Portfolio Managers in the section titled Management:
Subadviser(s): Wellington Management Company LLP (“Wellington Management”)
Portfolio Manager(s):
Tom S. Simon, CFA, FRM is a Senior Managing Director and Portfolio Manager at Wellington Management. He has managed the Fund since November 2020.
Gregg R. Thomas, CFA is a Senior Managing Director and Director of Investment Strategy at Wellington Management. He has managed the Fund since November 2020.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
DV-20-01

MASSMUTUAL PREMIER FUNDS
MassMutual Premier Disciplined Growth Fund
(the “Fund”)
Supplement dated September 24, 2020 to the
Summary Prospectus dated February 1, 2020
This supplement provides new and additional information beyond that contained in the Summary Prospectus. It should be retained and read in conjunction with the Summary Prospectus.
Effective on or about November 18, 2020, Wellington Management Company LLP will replace Barings LLC as subadviser of the Fund.
Effective on or about November 18, 2020, the following information replaces the information for the Fund found in the section titled Investment Objective:
The Fund seeks long-term total return.
Effective on or about November 18, 2020, the following information replaces the information for the Fund found under the heading Principal Investment Strategies in the section titled Investments, Risks, and Performance beginning:
The Fund invests primarily in equity securities of U.S. large- and mid-cap companies. The Fund currently invests substantially all of its assets in companies represented in the MSCI USA Growth Index at the time of purchase, although the Fund is actively managed and is not an index fund or a passively managed investment. Constituents of the MSCI USA Growth Index are companies that exhibit certain growth characteristics, as defined by the index provider, such as historical and predicted future earnings per share growth rates and trends, historical sales per share growth trends, and internal growth rate. As of August 31, 2020, the market capitalization range of companies included in the MSCI USA Growth Index was $2.1 billion to $2,258.4 billion.
Equity securities in which the Fund invests may include common stocks, preferred stocks, securities convertible into common or preferred stock, rights, and warrants. The Fund may hold a portion of its assets in unlisted securities. The Fund may invest in exchange-traded funds and may use equity index futures contracts as a substitute for direct investments in order to help manage cash flows. Use of derivatives by the Fund may create investment leverage. The Fund may at times have significant exposure to one or more industries or sectors. The Fund may hold a portion of its assets in cash or cash equivalents.
The Fund’s subadviser, Wellington Management Company LLP (“Wellington Management”), manages the Fund’s assets using a proprietary, dynamic multi-factor approach that is based on quantitative and qualitative research and analysis. In selecting securities, Wellington Management seeks to allocate the Fund’s assets to equity securities that it believes share complementary factor exposures. Factors are characteristics that are important in explaining the returns and risks of a group of securities. Typical factors that Wellington Management uses to select equity securities for the Fund are: (1) mean-reversion (e.g., stocks that are inexpensive relative to their historical fundamentals); (2) trend following (e.g., strong momentum and higher growth potential); (3) risk aversion (e.g., financially healthy, stable, and lower volatility companies); and (4) risk seeking (e.g., stocks that are typically more volatile, but may play an important role in overall portfolio diversification). Securities are typically sold as a byproduct of the factor selection, allocation, and rebalancing processes. In exceptional circumstances, Wellington Management may exclude or remove an issuer or security from the Fund where it believes the data available does not accurately reflect current events.
The Fund expects that it will engage in active and frequent trading and so will typically have a relatively high portfolio turnover rate.
Effective on or about November 18, 2020, the paragraph labeled “Indexing Risk” under the heading Principal Risks in the section titled Investments, Risks, and Performance is hereby deleted in full for the Fund.
Effective on or about November 18, 2020, the following information supplements the information for the Fund found under the heading Principal Risks in the section titled Investments, Risks, and Performance:

Small and Mid-Cap Company Risk Market risk and liquidity risk are particularly pronounced for securities of small and medium-sized companies, which may trade less frequently and in smaller volumes than more widely-held securities, and may fluctuate in price more than other securities. Their shares can be less liquid than those of larger companies, especially during market declines. Small and medium-sized companies may have limited product lines, markets, or financial resources and may be dependent on a limited management group; they may have been recently organized and have little or no track record of success.
Risk of Investment in Other Funds or Pools The Fund is indirectly exposed to all of the risks of the underlying funds, including ETFs, in which it invests, including the risk that the underlying funds will not perform as expected. The Fund indirectly pays a portion of the expenses incurred by the underlying funds.
Effective on or about November 18, 2020, the following information replaces the information for the Fund found under the headings Subadviser and Portfolio Managers in the section titled Management:
Subadviser(s): Wellington Management Company LLP (“Wellington Management”)
Portfolio Manager(s):
Tom S. Simon, CFA, FRM is a Senior Managing Director and Portfolio Manager at Wellington Management. He has managed the Fund since November 2020.
Gregg R. Thomas, CFA is a Senior Managing Director and Director of Investment Strategy at Wellington Management. He has managed the Fund since November 2020.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
DG-20-01

MASSMUTUAL PREMIER FUNDS
MassMutual Premier Balanced Fund
MassMutual Premier Disciplined Value Fund
MassMutual Premier Disciplined Growth Fund
Supplement dated September 24, 2020 to the
Statement of Additional Information dated February 1, 2020
This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.
Effective on or about November 18, 2020, Invesco Advisers, Inc. (“Invesco”) will replace Barings LLC (“Barings”) as subadviser of the MassMutual Premier Balanced Fund (“Balanced Fund”). Invesco Capital Management LLC (“ICM”) will serve as sub-subadviser of the Fund.
Effective on or about November 18, 2020, Wellington Management Company LLP (“Wellington Management”) will replace Barings as subadviser of the MassMutual Premier Disciplined Value Fund (“Disciplined Value Fund”).
Effective on or about November 18, 2020, Wellington Management will replace Barings as subadviser of the MassMutual Premier Disciplined Growth Fund (“Disciplined Growth Fund”).
Effective on or about November 18, 2020, the following information replaces the information found in the second paragraph of the section titled General Information on page B-3:
The Trust is organized under the laws of The Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated August 1, 1994, as amended and restated as of November 21, 2011, as it may be further amended from time to time (the “Declaration of Trust”). The investment adviser for each of the Funds is MML Investment Advisers, LLC (“MML Advisers”). The subadviser for the U.S. Government Money Market Fund, Short-Duration Bond Fund, Inflation-Protected and Income Fund, Core Bond Fund, Diversified Bond Fund, and High Yield Fund is Barings LLC (“Barings”). Barings is an indirect subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”). The subadviser for the Balanced Fund, Main Street Fund, Small Cap Opportunities Fund, Global Fund, and Strategic Emerging Markets Fund is Invesco Advisers, Inc. (“Invesco”). In addition, Invesco Capital Management LLC (“ICM”) serves as sub-subadviser for the Balanced Fund. The subadviser for the Disciplined Value Fund and Disciplined Growth Fund is Wellington Management Company LLP (“Wellington Management”). The subadvisers for the International Equity Fund are Wellington Management and Thompson, Siegel & Walmsley LLC (“TSW”).
Effective on or about November 18, 2020, the following information supplements the information found in the section titled Additional Investment Policies beginning on page B-3:
Balanced Fund
Disclaimer. The “Invesco US Multi-Factor ESG 150 Index” and “Invesco Indexing” are the property of Invesco Indexing LLC and have been licensed for use by ICM.
The shares (“Shares”) of the Balanced Fund (the “Product”) are not sponsored, endorsed, sold, or promoted by Invesco Indexing LLC (“Licensor”). Licensor makes no representation or warranty, express or implied, to the owners of the Shares or any member of the public regarding the advisability of investing in securities generally or in the Shares particularly or the ability of the Invesco US Multi-Factor ESG 150 Index to track general stock market performance. Licensor is an affiliate of ICM and Invesco and its relationship to ICM and Invesco includes the licensing of certain trademarks and trade names of Licensor and of the Invesco US Multi-Factor ESG 150 Index which is determined, composed, and calculated by Licensor without regard to ICM, Invesco, the Product, or the Shares. Licensor has no obligation to take the needs of the Licensee or the owners of the Shares into consideration in determining, composing, or calculating the Invesco US Multi-Factor ESG 150 Index. Licensor is not responsible for and has not participated in any determination or calculation made with respect to issuance or redemption of the Shares. Licensor has no obligation or liability in connection with the administration, marketing, or trading of the Shares.

Licensor does not guarantee the accuracy and/or the completeness of the Invesco US Multi-Factor ESG 150 Index and/or any data included therein. Licensor makes no warranty, express or implied, as to results to be obtained by ICM, Invesco, the Product, or any owner of the Shares, or any other person or entity from the use of the Invesco US Multi-Factor ESG 150 Index or any data included therein in connection with the rights licensed hereunder or for any other use.
Licensor makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the Invesco US Multi-Factor ESG 150 Index or any data included therein. Without limiting any of the foregoing, in no event shall Licensor have any liability for any special, punitive, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.
Effective on or about November 18, 2020, information related to the Balanced Fund, Disciplined Value Fund,and Disciplined Growth Fund found under Barings in the subsection titled Affiliated Subadviser beginning on page B-73 in the section titled Investment Advisory and Other Service Agreements is hereby deleted.
Effective on or about November 18, 2020, the following information replaces the information for Invesco and Wellington Management in the subsection titled Unaffiliated Subadvisers found on page B-74 in the section titled Investment Advisory and Other Service Agreements:
Invesco
MML Advisers has entered into Subadvisory Agreements with Invesco pursuant to which Invesco serves as a subadviser for the Balanced Fund, Main Street Fund, Small Cap Opportunities Fund, Global Fund, and Strategic Emerging Markets Fund. These agreements provide that Invesco manage the investment and reinvestment of the assets of the Funds. Invesco is located at 1555 Peachtree Street, N.E., Atlanta, Georgia 30309. Invesco is an indirect wholly-owned subsidiary of Invesco Ltd., a publicly traded company that, through its subsidiaries, engages in the business of investment management on an international basis.
Invesco also provides subadvisory services for the MML Equity Momentum Fund, MML Equity Rotation Fund, MML Small Cap Equity Fund, MML Special Situations Fund, and MML Strategic Emerging Markets Fund, each of which is a series of MML Series Investment Fund II, a registered, open-end investment company for which MML Advisers serves as investment adviser, for the MassMutual Select Small Cap Growth Equity Fund, which is a series of MassMutual Select Funds, a registered, open-end investment company for which MML Advisers serves as investment adviser, and for the MML Fundamental Equity Fund, which is a series of MML Series Investment Fund, a registered, open-end investment company for which MML Advisers serves as investment adviser.
In addition, ICM serves as a sub-subadviser for the Balanced Fund. ICM is a wholly-owned subsidiary of Invesco Ltd. Invesco has entered into a sub-subadvisory agreement with ICM under which, subject to the supervision of Invesco, ICM is authorized to trade securities, make discretionary investment decisions, and effect securities transactions, including the negotiation of commissions and the allocation of principal business and portfolio brokerage, on behalf of the Balanced Fund. ICM is located at 3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515. ICM also provides sub-subadvisory services for the MML Equity Momentum Fund, MML Equity Rotation Fund, and MML Special Situations Fund, each of which is a series of MML Series Investment Fund II, a registered, open-end investment company for which MML Advisers serves as investment adviser.
Wellington Management
MML Advisers has entered into Subadvisory Agreements with Wellington Management pursuant to which Wellington Management serves as a subadviser for the Disciplined Value Fund, Disciplined Growth Fund, and International Equity Fund. These agreements provide that Wellington Management manage the investment and reinvestment of all or a portion of the assets of the Funds, as applicable. Wellington Management is located at 280 Congress Street, Boston, Massachusetts 02210.

Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations, and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 80 years. Wellington Management is owned by the partners of Wellington Management Group LLP, a Massachusetts limited liability partnership.
Wellington Management also provides subadvisory services for the MassMutual Select Equity Opportunities Fund, MassMutual Select Fundamental Growth Fund, MassMutual Select Small Cap Value Equity Fund, and MassMutual Select Small Cap Growth Equity Fund, each of which is a series of MassMutual Select Funds, a registered, open-end investment company for which MML Advisers serves as investment adviser and for the MML Focused Equity Fund, MML Mid Cap Growth Fund, and MML Small Cap Growth Equity Fund, each of which is a series of MML Series Investment Fund, a registered, open-end investment company for which MML Advisers serves as investment adviser.
Effective on or about November 18, 2020, the following information replaces similar information for Invesco found in the section titled Appendix B — Proxy Voting Policies beginning on page B-105:
Invesco’s Policy Statement on Global Corporate Governance and Proxy Voting
February, 2020
I.   Guiding Principles and Philosophy
Public companies hold shareholder meetings, attended by the company’s executives, directors, and shareholders, during which important issues, such as appointments to the company’s board of directors, executive compensation, and auditors, are addressed and where applicable, voted on. Proxy voting gives shareholders the opportunity to vote on issues that impact the company’s operations and policies without being present at the meetings.
Invesco views proxy voting as an integral part of its investment management responsibilities and believes that the right to vote proxies should be managed with the same high standards of care and fiduciary duty to its clients as all other elements of the investment process. Invesco’s proxy voting philosophy, governance structure and process are designed to ensure that proxy votes are cast in accordance with clients’ best interests, which Invesco interprets to mean clients’ best economic interests, this Policy and the operating guidelines and procedures of Invesco’s regional investment centers.
Invesco investment teams vote proxies on behalf of Invesco-sponsored funds and both fund and non-fund advisory clients that have explicitly granted Invesco authority in writing to vote proxies on their behalf.
The proxy voting process at Invesco, which is driven by investment professionals, focuses on maximizing long-term value for our clients, protecting clients’ rights and promoting governance structures and practices that reinforce the accountability of corporate management and boards of directors to shareholders. Invesco takes a nuanced approach to voting and, therefore, many matters to be voted upon are reviewed on a case by case basis.
Votes in favor of board or management proposals should not be interpreted as an indication of insufficient consideration by Invesco fund managers. Such votes may reflect the outcome of past or ongoing engagement and active ownership by Invesco with representatives of the companies in which we invest.
II.   Applicability of this Policy
This Policy sets forth the framework of Invesco’s corporate governance approach, broad philosophy and guiding principles that inform the proxy voting practices of Invesco’s investment teams around the world. Given the different nature of these teams and their respective investment processes, as well as the significant differences in regulatory regimes and market practices across jurisdictions, not all aspects of this Policy may apply to all Invesco investment teams at all times. In the case of a conflict between this Policy and the operating guidelines and procedures of a regional investment center the latter will control.

III.   Proxy Voting for Certain Fixed Income, Money Market and Index Strategies
For proxies held by certain client accounts managed in accordance with fixed income, money market and index strategies (including exchange traded funds), Invesco will typically vote in line with the majority holder of the active-equity shares held by Invesco outside of those strategies (“Majority Voting”). In this manner Invesco seeks to leverage the active-equity expertise and comprehensive proxy voting reviews conducted by teams employing active-equity strategies, which typically incorporate analysis of proxy issues as a core component of the investment process. Portfolio managers for accounts employing Majority Voting still retain full discretion to override Majority Voting and to vote the shares as they determine to be in the best interest of those accounts, absent certain types of conflicts of interest, which are discussed elsewhere in this Policy. When there are no corresponding active-equity shares held by Invesco, the proxies for those strategies will be voted in the following manner: (i) for U.S. issuers, in line with Invesco custom voting guidelines derived from the guidelines set forth below; and (ii) for non-U.S. issuers, in line with the recommendations of a third-party proxy advisory service.
IV.   Conflicts of Interest
There may be occasions where voting proxies may present a real or perceived conflict of interest between Invesco, as investment manager, and one or more of Invesco’s clients or vendors. Under Invesco’s Code of Conduct, Invesco entities and individuals are strictly prohibited from putting personal benefit, whether tangible or intangible, before the interests of clients. “Personal benefit” includes any intended benefit for Invesco, oneself or any other individual, company, group or organization of any kind whatsoever, except a benefit for the relevant Invesco client.
Firm-level Conflicts of Interest
A conflict of interest may exist if Invesco has a material business relationship with, or is actively soliciting business from, either the company soliciting a proxy or a third party that has a material interest in the outcome of a proxy vote or that is actively lobbying for a particular outcome of a proxy vote (e.g., issuers that are distributors of Invesco’s products, or issuers that employ Invesco to manage portions of their retirement plans or treasury accounts). Invesco’s proxy governance team maintains a list of all such issuers for which a conflict of interest exists.
If the proposal that gives rise to the potential conflict is specifically addressed by this Policy or the operating guidelines and procedures of the relevant regional investment center, Invesco generally will vote the proxy in accordance therewith. Otherwise, based on a majority vote of its members, the Global IPAC (as described below) will vote the proxy.
Because this Policy and the operating guidelines and procedures of each regional investment center are pre-determined and crafted to be in the best interest of clients, applying them to vote client proxies should, in most instances, resolve any potential conflict of interest. As an additional safeguard, persons from Invesco’s marketing, distribution and other customer-facing functions may not serve on the Global IPAC. For the avoidance of doubt, Invesco may not consider Invesco Ltd.’s pecuniary interest when voting proxies on behalf of clients.
Personal Conflicts of Interest
A conflict also may exist where an Invesco employee has a known personal relationship with other proponents of proxy proposals, participants in proxy contests, corporate directors, or candidates for directorships.
All Invesco personnel with proxy voting responsibilities are required to report any known personal conflicts of interest regarding proxy issues with which they are involved. In such instances, the individual(s) with the conflict will be excluded from the decision-making process relating to such issues.

Other Conflicts of Interest
To avoid any appearance of a conflict of interest, Invesco will not vote proxies issued by, or related to matters involving, Invesco Ltd. that may be held in client accounts from time to time.(1) Shares of an Invesco-sponsored fund held by other Invesco funds will be voted in the same proportion as the votes of external shareholders of the underlying fund. Shares of an unaffiliated registered fund held by one or more Invesco funds will be voted in the same proportion as the votes of external shareholders of the underlying fund as required by federal securities law or any exemption therefrom. Additionally, Invesco or its Funds may vote proportionally in other cases where required by law.
V.   Use of Third-Party Proxy Advisory Services
Invesco may supplement its internal research with information from third-parties, such as proxy advisory firms. However, Invesco generally retains full and independent discretion with respect to proxy voting decisions.
As part of its fiduciary obligation to clients, Invesco performs extensive initial and ongoing due diligence on the proxy advisory firms it engages. This includes reviews of information regarding the capabilities of their research staffs, methodologies for formulating voting recommendations, the adequacy and quality of staffing, personnel and technology, as applicable, and internal controls, policies and procedures, including those relating to possible conflicts of interest. In addition, Invesco regularly monitors and communicates with these firms and monitors their compliance with Invesco’s performance and policy standards.
VI.   Global Proxy Voting Platform and Administration
Guided by its philosophy that investment teams should manage proxy voting, Invesco has created the Global Invesco Proxy Advisory Committee (“Global IPAC”). The Global IPAC is a global investments-driven committee comprised of representatives from various investment management teams and Invesco’s Global Head of ESG. The Global IPAC provides a forum for investment teams to monitor, understand and discuss key proxy issues and voting trends within the Invesco complex. Absent a conflict of interest, the Global IPAC representatives, in consultation with the respective investment team, are responsible for voting proxies for the securities the team manages (unless such responsibility is explicitly delegated to the portfolio managers of the securities in question). In addition to the Global IPAC, for some clients, third parties (e.g., U.S. fund boards) provide oversight of the proxy process. The Global IPAC and Invesco’s proxy administration and governance team, compliance and legal teams annually communicate and review this Policy and the operating guidelines and procedures of each regional investment center to ensure that they remain consistent with clients’ best interests, regulatory requirements, governance trends and industry best practices.
Invesco maintains a proprietary global proxy administration platform, known as the “fund manager portal” and supported by the Global Head of ESG and a dedicated team of internal proxy specialists. The platform streamlines the proxy voting and ballot reconciliation processes, as well as related functions, such as share blocking and managing conflicts of interest issuers. Managing these processes internally, as opposed to relying on third parties, gives Invesco greater quality control, oversight and independence in the proxy administration process.
The platform also includes advanced global reporting and record-keeping capabilities regarding proxy matters that enable Invesco to satisfy client, regulatory and management requirements. Historical proxy voting information, including commentary by investment professionals regarding the votes they cast, where applicable, is stored to build institutional knowledge across the Invesco complex with respect to individual companies and proxy issues. Certain investment teams also use the platform to access third-party proxy research.
VII.   Non-Votes
In the great majority of instances, Invesco will vote proxies. However, in certain circumstances, Invesco may refrain from voting where the economic or other opportunity costs of voting exceeds any benefit to clients. Such circumstances could include, for example:

(1)
Generally speaking, Invesco does not invest for its clients in the shares of Invesco Ltd., however, limited exceptions apply in the case of funds or accounts designed to track an index that includes Invesco Ltd. as a component.

•
If the security in question is on loan as part of a securities lending program, Invesco may determine that the benefit to the client of voting a particular proxy is outweighed by the revenue that would be lost by terminating the loan and recalling the securities;

•
In some countries the exercise of voting rights imposes temporary transfer restrictions on the related securities (“share blocking”). Invesco generally refrains from voting proxies in share-blocking countries unless Invesco determines that the benefit to the client(s) of voting a specific proxy outweighs the client’s temporary inability to sell the security; or

•
Some companies require a representative to attend meetings in person to vote a proxy. Invesco may determine that the costs of sending a representative or signing a power-of-attorney outweigh the benefit of voting a particular proxy.

In addition, there may be instances in which Invesco is unable to vote all of its clients’ proxies despite using commercially reasonable efforts to do so. For example, Invesco may not receive proxy materials from the relevant fund or client custodian with sufficient time and information to make an informed independent voting decision. In other cases, voting may not be practicable due to operational limitations. In such cases, Invesco may choose not to vote, to abstain from voting, to vote in line with management or to vote in accordance with proxy advisor recommendations. These matters are left to the discretion of the relevant portfolio manager.
VIII.   Proxy Voting Guidelines
The following guidelines describe Invesco’s general positions on various proxy voting issues. The guidelines are not intended to be exhaustive or prescriptive. As noted above, Invesco’s proxy process is investor-driven, and each portfolio manager retains ultimate discretion to vote proxies in the manner he or she deems most appropriate, consistent with Invesco’s proxy voting principles and philosophy discussed in Sections I. through IV. Individual proxy votes therefore will differ from these guidelines from time to time.
Invesco generally affords management discretion with respect to the operation of a company’s business and will generally support a board’s discretion on proposals relating to ordinary business practices and routine matters, unless there is insufficient information to decide about the nature of the proposal.
Invesco generally abstains from voting on or opposes proposals that are “bundled” or made contingent on each other (e.g., proposals to elect directors and approve compensation plans) where there is insufficient information to decide about the nature of the proposals.
A.   Shareholder Access and Treatment of Shareholder Proposals — General
Invesco reviews on a case by case basis but generally votes in favor of proposals that would increase shareholders’ opportunities to express their views to boards of directors, proposals that would lower barriers to shareholder action, and proposals to promote the adoption of generally accepted best practices in corporate governance, provided that such proposals would not require a disproportionate amount of management attention or corporate resources or otherwise that may inappropriately disrupt the company’s business and main purpose, usually set out in their reporting disclosures and business model. Likewise, Invesco reviews on a case by case basis but generally votes for shareholder proposals that are designed to protect shareholder rights if a company’s corporate governance standards indicate that such additional protections are warranted (for example, where minority shareholders’ rights are not adequately protected).
B.   Environmental, Social and Corporate Responsibility Issues
Invesco believes that a company’s long-term response to environmental, social and corporate responsibility issues can significantly affect long-term shareholder value. We recognize that to manage a corporation effectively, directors and management may consider not only the interests of shareholders, but also the interests of employees, customers, suppliers, creditors and the local community, among others. While Invesco generally affords management discretion with respect to the operation of a company’s business, Invesco generally will evaluate proposals relating to environmental, social and corporate responsibility issues on a case by case basis and will vote on those proposals in a manner intended to maximize long-term shareholder value. Invesco may choose, however, to abstain on voting on proposals relating to environmental, social and corporate responsibility issues.
Invesco reviews on a case by case basis but generally supports the following proposals relating to these issues:
•
Gender pay gap proposals

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Political contributions disclosure/political lobbying disclosure/political activities and action

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Data security, privacy, and internet issues

•
Report on climate change/climate change action

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Gender diversity on boards

C.   Capitalization Structure Issues
i.   Stock Issuances
Invesco generally supports a board’s proposal to issue additional capital stock to meet ongoing corporate needs, except where the request could adversely affect Invesco clients’ ownership stakes or voting rights. Some capitalization proposals, such as those to authorize common or preferred stock with special voting rights or to issue additional stock in connection with an acquisition, may require additional analysis. Invesco generally opposes proposals to issue additional stock without preemptive rights, as those issuances do not permit shareholders to share proportionately in any new issues of stock of the same class. Invesco generally opposes proposals to authorize classes of preferred stock with unspecified voting, conversion, dividend or other rights (“blank check” stock) when they appear to be intended as an anti-takeover mechanism; such issuances may be supported when used for general financing purposes.
ii.   Stock Splits
Invesco generally supports a board’s proposal to increase common share authorization for a stock split, provided that the increase in authorized shares would not result in excessive dilution given the company’s industry and performance in terms of shareholder returns.
iii.   Share Repurchases
Invesco generally supports a board’s proposal to institute open-market share repurchase plans only if all shareholders participate on an equal basis.
D.   Corporate Governance Issues
i.   General
Invesco reviews on a case by case basis but generally supports the following proposals related to governance matters:
•
Adopt proxy access right

•
Require independent board chairperson

•
Provide right to shareholders to call special meetings

•
Provide right to act by written consent

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Submit shareholder rights plan (poison pill) to shareholder vote

•
Reduce supermajority vote requirement

•
Remove antitakeover provisions

•
Declassify the board of directors

•
Require a majority vote for election of directors

•
Require majority of independent directors on the board

•
Approve executive appointment

•
Adopt exclusive forum provision

Invesco generally supports a board’s discretion to amend a company’s articles concerning routine matters, such as formalities relating to shareholder meetings. Invesco generally opposes non-routine amendments to a company’s articles if any of the proposed amendments would limit shareholders’ rights or there is insufficient information to decide about the nature of the proposal.
ii.   Board of Directors
1.   Director Nominees in Uncontested Elections
Subject to the other considerations described below, in an uncontested director election for a company without a controlling shareholder, Invesco generally votes in favor of the director slate if it is comprised of at least a majority of independent directors and if the board’s key committees are fully independent, effective and balanced. Key committees include the audit, compensation/remuneration and governance/nominating committees. Invesco’s standard of independence excludes directors who, in addition to the directorship, have any material business or family relationships with the companies they serve.
2.   Director Nominees in Contested Elections
Invesco recognizes that short-term investment sentiments influence the corporate governance landscape and may influence companies in Invesco clients’ portfolios and more broadly across the market. Invesco recognizes that short-term investment sentiment may conflict with long-term value creation and as such looks at each proxy contest matter on a case by case basis, considering factors such as:
•
Long-term financial performance of the company relative to its industry

•
Management’s track record

•
Background to the proxy contest

•
Qualifications of director nominees (both slates)

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Evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met

•
Stock ownership positions in the company

3.   Director Accountability
Invesco generally withholds votes from directors who exhibit a lack of accountability to shareholders. Examples include, without limitation, poor attendance (less than 75%, absent extenuating circumstances) at meetings, director “overboarding” (as described below), failing to implement shareholder proposals that have received a majority of votes and/or by adopting or approving egregious corporate-governance or other policies. In cases of material financial restatements, accounting fraud, habitually late filings, adopting shareholder rights plan (“poison pills”) without shareholder approval, or other areas of poor performance, Invesco may withhold votes from some or all of a company’s directors. Invesco generally supports shareholder proposals relating to the competence of directors that are in the best interest of the company’s performance and the interest of its shareholders. In situations where directors’ performance is a concern, Invesco may also support shareholder proposals to take corrective actions such as so-called “clawback” provisions.
Invesco generally withholds votes from directors who serve on an excessive number of boards of directors (“overboarding”). Examples of overboarding may include when (i) a non-executive director is sitting on more than six public company boards, and (ii) a CEO is sitting on the board of more than two public companies besides the CEO’s own company, excluding the boards of majority-owned subsidiaries of the parent company.

4.   Director Independence
Invesco generally supports proposals to require a majority of directors to be independent unless particular circumstances make this not feasible or in the best interests of shareholders. We generally vote for proposals that would require the board’s audit, compensation/remuneration, and/or governance/nominating committees to be composed exclusively of independent directors because this minimizes the potential for conflicts of interest.
5.   Director Indemnification
Invesco recognizes that individuals may be reluctant to serve as corporate directors if they are personally liable for all related lawsuits and legal costs. As a result, reasonable limitations on directors’ liability can benefit a company and its shareholders by helping to attract and retain qualified directors while preserving recourse for shareholders in the event of misconduct by directors. Accordingly, unless there is insufficient information to make a decision about the nature of the proposal, Invesco will generally support a board’s discretion regarding proposals to limit directors’ liability and provide indemnification and/or exculpation, provided that the arrangements are limited to the director acting honestly and in good faith with a view to the best interests of the company and, in criminal matters, are limited to the director having reasonable grounds for believing the conduct was lawful.
6.   Separate Chairperson and CEO
Invesco evaluates these proposals on a case by case basis, recognizing that good governance requires either an independent chair or a qualified, proactive, and lead independent director.
Voting decisions may consider, among other factors, the presence or absence of:
•
a designated lead director, appointed from the ranks of the independent board members, with an established term of office and clearly delineated powers and duties

•
a majority of independent directors

•
completely independent key committees

•
committee chairpersons nominated by the independent directors

•
CEO performance reviewed annually by a committee of independent directors

•
established governance guidelines

7.   Majority/Supermajority/Cumulative Voting for Directors
The right to elect directors is the single most important mechanism shareholders have to promote accountability. Invesco generally votes in favor of proposals to elect directors by a majority vote. Except in cases where required by law in the jurisdiction of incorporation or when a company has adopted formal governance principles that present a meaningful alternative to the majority voting standard, Invesco generally votes against actions that would impose any supermajority voting requirement, and generally supports actions to dismantle existing supermajority requirements.
The practice of cumulative voting can enable minority shareholders to have representation on a company’s board. Invesco generally opposes such proposals as unnecessary where the company has adopted a majority voting standard. However, Invesco generally supports proposals to institute the practice of cumulative voting at companies whose overall corporate-governance standards indicate a particular need to protect the interests of minority shareholders.
8.   Staggered Boards/Annual Election of Directors
Invesco generally supports proposals to elect each director annually rather than electing directors to staggered multi-year terms because annual elections increase a board’s level of accountability to its shareholders.

9.   Board Size
Invesco believes that the number of directors is an important factor to consider when evaluating the board’s ability to maximize long-term shareholder value. Invesco approaches proxies relating to board size on a case by case basis but generally will defer to the board with respect to determining the optimal number of board members, provided that the proposed board size is sufficiently large to represent shareholder interests and sufficiently limited to remain effective.
10.   Director Term Limits and Retirement Age
Invesco believes it is important for a board of directors to examine its membership regularly with a view to ensuring that the company continues to benefit from a diversity of director viewpoints and experience. We generally believe that an individual board’s nominating committee is best positioned to determine whether director term limits would be an appropriate measure to help achieve these goals and, if so, the nature of such limits. Invesco generally opposes proposals to limit the tenure of outside directors through mandatory retirement ages.
iii.   Audit Committees and Auditors
1.   Qualifications of Audit Committee and Auditors
Invesco believes a company’s Audit Committee has a high degree of responsibility to shareholders in matters of financial disclosure, integrity of the financial statements and effectiveness of a company’s internal controls. Independence, experience and financial expertise are critical elements of a well-functioning Audit Committee. When electing directors who are members of a company’s Audit Committee, or when ratifying a company’s auditors, Invesco considers the past performance of the Audit Committee and holds its members accountable for the quality of the company’s financial statements and reports.
2.   Auditor Indemnifications
A company’s independent auditors play a critical role in ensuring and attesting to the integrity of the company’s financial statements. It is therefore essential that they perform their work in accordance with the highest standards. Invesco generally opposes proposals that would limit the liability of or indemnify auditors because doing so could serve to undermine this obligation.
3.   Adequate Disclosure of Auditor Fees
Understanding the fees earned by the auditors is important for assessing auditor independence. Invesco’s support for the re-appointment of the auditors will take into consideration the availability of adequate disclosure concerning the amount and nature of audit versus non-audit fees. Invesco generally will support proposals that call for this disclosure if it is not already being made.
E.   Remuneration and Incentives
Invesco believes properly constructed compensation plans that include equity ownership are effective in creating incentives that induce management and employees of portfolio companies to create greater shareholder wealth. Invesco generally supports equity compensation plans that promote the proper alignment of incentives with shareholders’ long-term interests, and generally votes against plans that are overly dilutive to existing shareholders, plans that contain objectionable structural features, and plans that appear likely to reduce the value of the client’s investment.
i.   Independent Compensation/Remuneration Committee
Invesco believes that an independent, experienced and well-informed compensation/remuneration committee is critical to ensuring that a company’s remuneration practices align with shareholders’ interests and, therefore, generally supports proposals calling for a compensation/remuneration committee to be comprised solely of independent directors.

ii.   Advisory Votes on Executive Compensation
Invesco believes that an independent compensation/remuneration committee of the board, with input from management, is generally best positioned to determine the appropriate components and levels of executive compensation, as well as the appropriate frequency of related shareholder advisory votes. This is particularly the case where shareholders can express their views on remuneration matters through annual votes for or against the election of the individual directors who comprise the compensation/remuneration committee. Invesco, therefore, generally will support management’s recommendations regarding the components and levels of executive compensation and the frequency of shareholder advisory votes on executive compensation. However, Invesco will vote against such recommendations where Invesco determines that a company’s executive remuneration policies are not properly aligned with shareholder interests or may create inappropriate incentives for management.
iii.   Equity Based Compensation Plans
Invesco generally votes against plans that contain structural features that would impair the alignment of incentives between shareholders and management. Such features include, without limitation, the ability to reprice or reload options without shareholder approval, the ability to issue options below the stock’s current market price, or the ability to replenish shares automatically without shareholder approval.
iv.   Severance Arrangements
Invesco considers proposed severance arrangements (sometimes known as “golden parachute” arrangements) on a case by case basis due to the wide variety among their terms. Invesco acknowledges that in some cases such arrangements, if reasonable, may be in shareholders’ best interests as a method of attracting and retaining high quality executive talent. Invesco generally votes in favor of proposals requiring advisory shareholder ratification of senior executives’ severance agreements while generally opposing proposals that require such agreements to be ratified by shareholders in advance of their adoption.
v.   “Claw Back” Provisions
Invesco generally supports so called “claw back” policies intended to recoup remuneration paid to senior executives based upon materially inaccurate financial reporting (as evidenced by later restatements) or fraudulent accounting or business practices.
vi.   Employee Stock Purchase Plans
Invesco generally supports employee stock purchase plans that are reasonably designed to provide proper incentives to a broad base of employees, provided that the price at which employees may acquire stock represents a reasonable discount from the market price.
F.   Anti-Takeover Defenses
Measures designed to protect a company from unsolicited bids can adversely affect shareholder value and voting rights, and they have the potential to create conflicts of interests among directors, management and shareholders. Such measures include adopting or renewing shareholder rights plans (“poison pills”), requiring supermajority voting on certain corporate actions, classifying the election of directors instead of electing each director to an annual term, or creating separate classes of common or preferred stock with special voting rights. In determining whether to support a proposal to add, eliminate or restrict anti-takeover measures, Invesco will examine the elements of the proposal to assess the degree to which it would adversely affect shareholder rights of adopted. Invesco generally supports shareholder proposals directing companies to subject their anti-takeover provisions to a shareholder vote, as well as the following proposals:
•
Provide right to act by written consent

•
Provide right to call special meetings

•
Adopt fair price provision

•
Approve control share acquisition

Invesco generally opposes payments by companies to minority shareholders intended to dissuade such shareholders from pursuing a takeover or another change (sometimes known as “greenmail”) because these payments result in preferential treatment of some shareholders over others.
Companies occasionally require shareholder approval to engage in certain corporate actions or transactions such as mergers, acquisitions, name changes, dissolutions, reorganizations, divestitures and reincorporations. Invesco generally determines its votes for these types of corporate actions after a careful evaluation of the proposal. Generally, Invesco will support proposals to approve different types of restructurings that provide the necessary financing to save the company from involuntary bankruptcy. However, Invesco will generally oppose proposals to change a company’s corporate form or to “go dark” (i.e., going private transactions) without shareholder approval.
Reincorporation involves re-establishing the company in a different legal jurisdiction. Invesco generally will vote for proposals to reincorporate a company if the board and management have demonstrated sound financial or business reasons for the move. Invesco generally will oppose proposals to reincorporate if they are solely part of an anti-takeover defense or intended to limit directors’ liability.
Invesco will generally support proposals that ask the board to consider non-shareholder constituencies or other non-financial effects when evaluating a merger or business combination.
Effective on or about November 18, 2020, the following information supplements the information found in the section titled Appendix B — Proxy Voting Policies beginning on page B-105:
INVESCO CAPITAL MANAGEMENT LLC
PROXY VOTING GUIDELINES
Applicable to	All funds advised by Invesco Capital Management LLC (“ICM” or the “Adviser”) for which it has been delegated proxy voting authority.
Risk Addressed by Policy	Breach of fiduciary duty to clients under the Investment Advisers Act of 1940 by placing Invesco’s interests ahead of clients’ best interests in voting proxies
Relevant Law and Other Sources	Investment Advisers Act of 1940
Effective Date	June 24, 2014
Last Amended Date	December 12, 2019
I. General Policy

ICM has adopted proxy voting policies with respect to securities owned by series for which it serves as investment adviser and has been delegated the authority to vote proxies. ICM’s proxy voting policies are designed to provide that proxies are voted in the best interests of shareholders.
Invesco Ltd. (“Invesco”), the parent to the Adviser, has adopted a global policy statement on corporate governance and proxy voting (the “Global Invesco Policy”) (see Exhibit A), which details Invesco’s views on governance matters and describes the proxy administration and governance approach. The Adviser will approach proxy constraints according to the Invesco global statement on corporate governance and proxy voting. The Adviser will approach conflicts of interest in accordance with Invesco’s global policy statement on corporate governance and proxy voting. The Adviser votes proxies by utilizing the procedures and mechanisms outlined in the Global Invesco Policy, while maintaining specific guidelines for products advised by the Adviser or an affiliate of the Adviser (“Affiliated Funds”), as set forth below:
Overlapping Securities
In instances where both an Affiliated Fund advised by the Adviser and an Affiliated Fund advised by an Invesco Ltd. entity hold an equity security (“Overlapping Securities”), the Adviser will vote proxies in accordance with the recommendation of an Invesco Ltd. adviser based on the comprehensive proxy review and under the Global Invesco Policy. The Global Invesco Policy is overseen by the Invesco Proxy Advisory

Committee (“IPAC”), which also orchestrates the review and analysis of the top twenty-five proxy voting matters, measured by overall size of holdings by funds within the Invesco family. The Adviser consults with the IPAC on specific proxy votes and general proxy voting matters as it deems necessary. In addition, as part of the Global Invesco Proxy Voting Process, the IPAC oversees instances when possible conflicts of interest arise among funds. (Please see the Global Invesco Policy for the detailed conflicts of interest approach.)
In instances where the global proxy administration team does not receive a recommendation in a timely manner, the proxy administration team will automatically vote such ballots in accordance with Invesco’s custom guidelines established in Invesco’s global proxy voting policy and US guidelines.
Non-Overlapping Securities
In instances where securities are held only by an Affiliated Fund advised by the Adviser and not also by an Invesco Ltd. active equity entity fund, the Adviser will instruct the proxy administration team to vote proxies in accordance with said Invesco custom guidelines implemented by ISS, Invesco’s vote execution agent.
Under this Policy, the Adviser retains the power to vote contrary to the recommendation of the Invesco Voting Process (for Overlapping Securities) or Invesco’s custom guidelines (for Non-Overlapping Securities) at its discretion, so long as the reasons for doing so are well documented.
II. Special Policy

Certain Affiliated Funds pursue their investment objectives by investing in other registered investment companies pursuant to an exemptive order granted by the Securities and Exchange Commission. The relief granted by that order is conditioned upon complying with a number of undertakings, some of which require such Affiliated Fund to vote its shares in an acquired investment company in the same proportion as other holders of the acquired fund’s shares. In instances in which an Affiliated Fund is required to vote in this manner to rely on the exemptive order, the Adviser will vote shares of these acquired investment companies in compliance with the voting mechanism required by the order.
Effective on or about November 18, 2020, information related to Chris C. Cao and Michael F. Farrell of Barings found on pages B-129 and B-130 in the section titled Appendix C — Additional Portfolio Manager Information is hereby deleted.
The following information supplements the information for Invesco found in the section titled Appendix C — Additional Portfolio Manager Information beginning on page B-126:
Invesco Advisers, Inc.
Invesco Capital Management LLC
The portfolio managers of the Balanced Fund are Jacob Borbidge, Matt Brill, Pratik Doshi, Peter Hubbard, Michael D. Hyman, Michael Jeanette, Duy Nguyen, Todd Schomberg, and Tony Seisser.
Other Accounts Managed:
	Number of Accounts Managed*	Total Assets*	Number of Accounts Managed for which Advisory Fee is Performance- Based*	Total Assets* (in millions)
Jacob Borbidge
Registered investment companies**	25	$5,937.3 million	0	$0
Other pooled investment vehicles	0	$0	0	$0
Other accounts	8,336	$527.7 million	0	$0

	Number of Accounts Managed*	Total Assets*	Number of Accounts Managed for which Advisory Fee is Performance- Based*	Total Assets* (in millions)
Matt Brill
Registered investment companies**	8	$12,949.6 million	0	$0
Other pooled investment vehicles	9	$3,715.9 million	0	$0
Other accounts	0	$0	0	$0
Pratik Doshi
Registered investment companies**	40	$20,510.6 million	0	$0
Other pooled investment vehicles	45	$131,093.0 million	0	$0
Other accounts	1	$499.7 million	0	$0
Peter Hubbard
Registered investment companies**	199	$111,837.4 million	0	$0
Other pooled investment vehicles	79	$165,032.5 million	0	$0
Other accounts	1	$499.7 million	0	$0
Michael D. Hyman
Registered investment companies**	9	$13,143.4 million	0	$0
Other pooled investment vehicles	11	$3,386.9 million	0	$0
Other accounts	0	$0	0	$0
Michael Jeanette
Registered investment companies**	144	$72,316.0 million	0	$0
Other pooled investment vehicles	45	$131,093.0 million	0	$0
Other accounts	1	$499.7 million	0	$0
Duy Nguyen
Registered investment companies**	26	$5,744.6 million	0	$0
Other pooled investment vehicles	7	$411.6 million	0	$0
Other accounts	8,336	$527.7 million	0	$0
Todd Schomberg
Registered investment companies**	5	$7,306.6 million	0	$0
Other pooled investment vehicles	11	$4,253.3 million	0	$0
Other accounts	0	$0	0	$0
Tony Seisser
Registered investment companies**	140	$72,287.7 million	0	$0
Other pooled investment vehicles	45	$131,093.0 million	0	$0
Other accounts	1	$499.7 million	0	$0

*
The information provided is as of July 31, 2020.

**
Does not include the Balanced Fund.

Ownership of Securities:
As of July 31, 2020, the portfolio managers did not own any shares of the Balanced Fund.

The following information replaces similar information for Invesco found in the section titled Appendix C — Additional Portfolio Manager Information beginning on page B-126:
Conflicts of Interest:
Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account. More specifically, portfolio managers who manage multiple funds and/or other accounts may be presented with one or more of the following potential conflicts:
•
The management of multiple funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each fund and/or other account. Invesco seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other funds and/or accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the funds.

•
If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one fund or other account, a fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible funds and other accounts. To deal with these situations, Invesco has adopted procedures for allocating portfolio transactions across multiple accounts.

•
Invesco determines which broker to use to execute each order for securities transactions for the funds, consistent with its duty to seek best execution of the transaction. However, for certain other accounts (such as mutual funds for which Invesco or an affiliate acts as sub-adviser, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), Invesco may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, trades for a fund in a particular security may be placed separately from, rather than aggregated with, such other accounts. Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of the fund or other account(s) involved.

Finally, the appearance of a conflict of interest may arise where Invesco has an incentive, such as a performance-based management fee, which relates to the management of one fund or account but not all funds and accounts for which a portfolio manager has day-to-day management responsibilities. None of the Invesco accounts managed has a performance fee. Invesco may receive fees from certain accounts that are higher than the fee it receives from the fund; when Invesco has proprietary investments in certain accounts, where portfolio managers have personal investments in certain accounts or when certain accounts are investment options in the Invesco employee benefits and/or deferred compensation plans.
Invesco has adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.
Compensation:
The discussion below describes the portfolio managers’ compensation as of July 31, 2020.
Invesco seeks to maintain a compensation program that is competitively positioned to attract and retain high-caliber investment professionals. Portfolio managers receive a base salary, an incentive cash bonus opportunity and a deferred compensation opportunity. Portfolio manager compensation is reviewed and may be modified each year as appropriate to reflect changes in the market, as well as to adjust the factors used to determine bonuses to promote competitive fund performance. Invesco evaluates competitive market compensation by reviewing compensation survey results conducted by an independent third party of investment industry compensation. Each portfolio manager’s compensation consists of the following three elements:

Base Salary. Each portfolio manager is paid a base salary. In setting the base salary, Invesco’s intention is to be competitive in light of the particular portfolio manager’s experience and responsibilities.
Annual Bonus. The portfolio managers are eligible, along with other employees of Invesco or ICM, to participate in a discretionary year-end bonus pool. The Compensation Committee of Invesco Ltd. reviews and approves the firm-wide bonus pool based upon progress against strategic objectives and annual operating plan, including investment performance and financial results. In addition, while having no direct impact on individual bonuses, assets under management are considered when determining the starting bonus funding levels. Each portfolio manager is eligible to receive an annual cash bonus which is based on quantitative (i.e. investment performance) and non-quantitative factors (which may include, but are not limited to, individual performance, risk management and teamwork).
Each portfolio manager’s compensation is linked to the pre-tax investment performance of the funds/accounts managed by the portfolio manager as described in Table 1 below.
Table 1
Sub-Adviser	Performance time period(2)
Invesco(3)	One-, Three- and Five-year performance against fund peer group
ICM(2)(3)	Not applicable

(1)
Rolling time periods based on calendar year-end.

(2)
Portfolio Managers may be granted an annual deferral award that vests on a pro-rata basis over a four year period.

(3)
Portfolio Managers for ICM base their bonus on Invesco results as well as overall performance of ICM.

High investment performance (against applicable peer group and/or benchmarks) would deliver compensation generally associated with top pay in the industry (determined by reference to the third-party provided compensation survey information) and poor investment performance (versus applicable peer group) would result in low bonus compared to the applicable peer group or no bonus at all. These decisions are reviewed and approved collectively by senior leadership which has responsibility for executing the compensation approach across the organization.
With respect to ICM, there is no policy regarding, or agreement with, the portfolio managers or any other senior executive of ICM to receive bonuses or any other compensation in connection with the performance of any of the accounts managed by the portfolio managers.
Deferred / Long Term Compensation. Portfolio managers may be granted a deferred compensation award based on a firm-wide bonus pool approved by the Compensation Committee of Invesco Ltd. Deferred compensation awards may take the form of annual deferral awards or long-term equity awards. Annual deferral awards may be granted as an annual stock deferral award or an annual fund deferral award.
Annual stock deferral awards are settled in Invesco Ltd. common shares. Annual fund deferral awards are notionally invested in certain Invesco Funds selected by the Portfolio Manager and are settled in cash. Long-term equity awards are settled in Invesco Ltd. common shares. Both annual deferral awards and long-term equity awards have a four-year ratable vesting schedule. The vesting period aligns the interests of the portfolio managers with the long-term interests of clients and shareholders and encourages retention.
Retirement and health and welfare arrangements. Portfolio managers are eligible to participate in retirement and health and welfare plans and programs that are available generally to all employees.

The following information supplements the information for Wellington Management found in the section titled Appendix C — Additional Portfolio Manager Information beginning on page B-126:
Wellington Management Company LLP
The portfolio managers of the Disciplined Value Fund are Tom S. Simon and Gregg R. Thomas.
Other Accounts Managed:
	Number of Accounts Managed*	Total Assets*	Number of Accounts Managed for which Advisory Fee is Performance- Based*	Total Assets*
Tom S. Simon
Registered investment companies**	8	$11,811,390,914	0	$0
Other pooled investment vehicles	8	$33,925,243	0	$0
Other accounts	3	$2,660,718,910	1	$1,514,487,069
Gregg R. Thomas
Registered investment companies**	10	$13,950,167,969	0	$0
Other pooled investment vehicles	15	$2,421,932,863	2	$1,304,287,764
Other accounts	7	$3,812,701,769	1	$1,514,487,069

*
The information provided is as of July 31, 2020.

**
Does not include the Disciplined Value Fund.

Ownership of Securities:
As of July 31, 2020, the portfolio managers did not own any shares of the Disciplined Value Fund.
The portfolio managers of the Disciplined Growth Fund are Tom S. Simon and Gregg R. Thomas.
	Number of Accounts Managed*	Total Assets*	Number of Accounts Managed for which Advisory Fee is Performance- Based*	Total Assets*
Tom S. Simon
Registered investment companies**	8	$11,811,390,914	0	$0
Other pooled investment vehicles	8	$33,925,243	0	$0
Other accounts	3	$2,660,718,910	1	$1,514,487,069
Gregg R. Thomas
Registered investment companies**	10	$13,950,167,969	0	$0
Other pooled investment vehicles	15	$2,421,932,863	2	$1,304,287,764
Other accounts	7	$3,812,701,769	1	$1,514,487,069

*
The information provided is as of July 31, 2020.

**
Does not include the Disciplined Growth Fund.

Ownership of Securities:
As of July 31, 2020, the portfolio managers did not own any shares of the Disciplined Growth Fund.

The following information replaces similar information for Wellington Management found in the section titled Appendix C — Additional Portfolio Manager Information beginning on page B-126:
Conflicts of Interest:
Individual investment professionals at Wellington Management manage multiple accounts for multiple clients. These accounts may include mutual funds, separate accounts (assets managed on behalf of institutions, such as pension funds, insurance companies, foundations, or separately managed account programs sponsored by financial intermediaries), bank common trust accounts, and hedge funds. Each Fund’s managers listed in the prospectus who are primarily responsible for the day-to-day management of the Funds (“Investment Professionals”) generally manage accounts in several different investment styles. These accounts may have investment objectives, strategies, time horizons, tax considerations and risk profiles that differ from those of the Funds. The Investment Professionals make investment decisions for each account, including the relevant Fund, based on the investment objectives, policies, practices, benchmarks, cash flows, tax and other relevant investment considerations applicable to that account. Consequently, the Investment Professionals may purchase or sell securities, including IPOs, for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts. Alternatively, these accounts may be managed in a similar fashion to the relevant Fund and thus the accounts may have similar, and in some cases nearly identical, objectives, strategies and/or holdings to that of the relevant Fund.
The Investment Professionals or other investment professionals at Wellington Management may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the relevant Fund, or make investment decisions that are similar to those made for the relevant Fund, both of which have the potential to adversely impact the relevant Fund depending on market conditions. For example, an investment professional may purchase a security in one account while appropriately selling that same security in another account. Similarly, an Investment Professional may purchase the same security for the relevant Fund and one or more other accounts at or about the same time. In those instances the other accounts will have access to their respective holdings prior to the public disclosure of the relevant Fund’s holdings. In addition, some of these accounts have fee structures, including performance fees, which are or have the potential to be higher, in some cases significantly higher, than the fees Wellington Management receives for managing the Funds. Messrs. Simon and Thomas also manage accounts, which pay performance allocations to Wellington Management or its affiliates. Because incentive payments paid by Wellington Management to the Investment Professionals are tied to revenues earned by Wellington Management and, where noted, to the performance achieved by the manager in each account, the incentives associated with any given account may be significantly higher or lower than those associated with other accounts managed by the given Investment Professional. Finally, the Investment Professionals may hold shares or investments in the other pooled investment vehicles and/or other accounts identified above.
Wellington Management’s goal is to meet its fiduciary obligation to treat all clients fairly and provide high quality investment services to all of its clients. Wellington Management has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Wellington Management monitors a variety of areas, including compliance with primary account guidelines, the allocation of IPOs, and compliance with Wellington Management’s Code of Ethics, and places additional investment restrictions on investment professionals who manage hedge funds and certain other accounts. Furthermore, senior investment and business personnel at Wellington Management periodically review the performance of Wellington Management’s investment professionals. Although Wellington Management does not track the time an investment professional spends on a single account, Wellington Management does periodically assess whether an investment professional has adequate time and resources to effectively manage the investment professional’s various client mandates.

Compensation:
Wellington Management receives a fee based on the assets under management of each Fund as set forth in the Investment Subadvisory Agreements between Wellington Management and MML Advisers on behalf of each Fund. Wellington Management pays its investment professionals out of its total revenues, including the advisory fees earned with respect to each Fund. The following information relates to the year ended July 31, 2020.
Wellington Management’s compensation structure is designed to attract and retain high-caliber investment professionals necessary to deliver high quality investment management services to its clients. Wellington Management’s compensation of each Fund’s managers listed in the prospectus who are primarily responsible for the day-to-day management of the Funds (“Investment Professionals”) includes a base salary and incentive components. The base salary for each Investment Professional who is a partner (a “Partner”) of Wellington Management Group LLP, the ultimate holding company of Wellington Management, is generally a fixed amount that is determined by the managing partners of Wellington Management Group LLP. The base salary for the other Investment Professionals is determined by the Investment Professionals’ experience and performance in their role as an Investment Professional. Base salaries for Wellington Management’s employees are reviewed annually and may be adjusted based on the recommendation of an Investment Professional’s manager, using guidelines established by Wellington Management’s Compensation Committee, which has final oversight responsibility for base salaries of employees of the firm. Each Investment Professional is eligible to receive an incentive payment based on the revenues earned by Wellington Management from the Fund managed by the Investment Professional and generally each other account managed by such Investment Professional. Each Investment Professional’s incentive payment relating to the relevant Fund is linked to the gross pre-tax performance of the portion of the Fund managed by the Investment Professional compared to the benchmark index and/or peer group identified below over one, three, and five year periods, with an emphasis on five year results. Wellington Management applies similar incentive compensation structures (although the benchmarks or peer groups, time periods and rates may differ) to other accounts managed by these Investment Professionals, including accounts with performance fees.
Portfolio-based incentives across all accounts managed by an investment professional can, and typically do, represent a significant portion of an investment professional’s overall compensation; incentive compensation varies significantly by individual and can vary significantly from year to year. The Investment Professionals may also be eligible for bonus payments based on their overall contribution to Wellington Management’s business operations. Senior management at Wellington Management may reward individuals as it deems appropriate based on other factors. Each Partner is eligible to participate in a Partner-funded tax qualified retirement plan, the contributions to which are made pursuant to an actuarial formula. Messrs. Fisher, Simon, and Thomas are Partners.
Fund	Benchmark and/or Peer Group
Disciplined Value Fund	Russell 1000 Value Index
Disciplined Growth Fund	Russell 1000 Growth Index
International Equity Fund	MSCI ACWI ex USA
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
SAI B3000M-20-03